    As Filed with the Securities and Exchange Commission On February 28, 2000

                                               File Nos. 333-60789 and 811-08941

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(X)

                        Pre-Effective Amendment No.___( )

                       Post-Effective Amendment No. 3 (X)
                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940(X)

                               Amendment No. 7 (X)

                             THE VANTAGEPOINT FUNDS
               (Exact Name of Registrant as Specified in Charter)

         777 North Capitol Street, NE Ste 600, Washington, DC 20002-4240
               (Address of Principal Executive Offices) (Zip Code)

                                 (202) 962-4621
              (Registrant's Telephone Number, Including Area Code)

                          Paul F. Gallagher, Secretary
                     777 North Capitol Street, NE, Ste. 600
                              Washington, DC 20002
               (Name and Address of Agent for Service of Process)

                                   Copies to:

It is proposed that this filing will become effective (check appropriate box):

       immediately upon filing pursuant to paragraph (b) of rule 485
---
       on (date) pursuant to paragraph (b)(1)(v) of rule 485
---
 x     60 days after filing pursuant to paragraph (a)(1) of rule 485
---
       on (date) pursuant to paragraph (a)(1) of rule 485
---
       75 days after filing pursuant to paragraph (a)(2) of rule 485
---
       on (date) pursuant to paragraph (a)(2) of rule 485
---
If appropriate, check the following box:

      This post-effective amendment designates a new effective date for a
---      previously-filed post-effective amendment.

                             THE VANTAGEPOINT FUNDS
                                   PROSPECTUS


                                  MAY 1, 2000



The Vantagepoint Funds is a no-load diversified open-end management investment company. The Vantagepoint Funds operates as a "series" investment company offering thirteen distinct investment portfolios (the "Funds"), each Fund having different investment objectives.


This prospectus gives you information about the Vantagepoint Funds that you should know before investing. You should read this prospectus carefully and retain it for future reference. It contains important information, including how each Fund invests and the services available to shareholders.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           [VANTAGEPOINT FUNDS LOGO]

                       THIS PAGE INTENTIONALLY LEFT BLANK

TABLE OF CONTENTS
--------------------------------------------------------------------------------


SUMMARY                                      1
  The Funds                                  1
FEE TABLES                                  12
INVESTMENT OBJECTIVES AND POLICIES          15
RISKS OF INVESTING IN THE FUNDS             23
  Investment Limitations                    24
MANAGEMENT OF THE FUNDS                     24
  Directors and Officers                    26
SHAREHOLDER INFORMATION                     27
  Share Accounting for All Funds            27
  Valuation of Funds                        27
  Reinvestment of Earnings                  27
  Pricing and Timing of Transactions        27
  Reporting to Investors                    28
PURCHASES, EXCHANGES AND REDEMPTIONS        28
  Purchases                                 28
  Purchases by Employee Benefit Plans       28
  Exchanges and Allocations Among
    Funds                                   29
  Exchanges by Telephone                    29
  VantageLine                               29
  VantageLink                               29
  Purchases by IRA Investors                30
DISTRIBUTION ARRANGEMENTS                   30
TAXATION                                    31
YEAR 2000 ISSUES                            31
FINANCIAL HIGHLIGHTS                        31

                       THIS PAGE INTENTIONALLY LEFT BLANK

SUMMARY -- INVESTMENTS, RISKS AND PERFORMANCE

--------------------------------------------------------------------------------

A summary of the investment objectives, principal investment strategies (including the types of securities held in each Fund) and principal risks of investing in the Funds is set forth below.


Common Risks--The first six Funds listed in the following section and the first four Index Funds listed on pages 3 and 4 invest primarily in common stocks, and are subject to all of the general market risks of investing in the stock market. Stock markets tend to move in cycles with periods of rising prices and periods of falling prices. General market risk is discussed in greater detail on page
  . To the extent that a particular Fund is managed according to a specific style (e.g., the Growth Fund), it is subject to the risk that other investment styles may outperform its style. Each Index Fund is also subject to the risk that it will deviate from the performance of its benchmark, which is known as tracking error. To varying degrees, all of the Funds entail the risk that an investor may lose money.


THE FUNDS
--------------------------------------------------------------------------------

AGGRESSIVE OPPORTUNITIES FUND

Investment Objective--To offer high long-term capital growth.

Principal Investment Strategy--To invest primarily in common stocks of small- to medium-capitalization companies. Strategies pursued by the Fund's subadvisers include:

     - investing in emerging growth companies
     - identifying companies expected to exhibit high earnings growth
     - investing in stocks believed to be undervalued.

Principal Risks--The returns on stocks of small-to medium-capitalization companies tend to be more volatile at times than the returns on stocks of larger-capitalization companies because of factors such as less certain prospects for the growth of smaller companies and a lower degree of liquidity in the markets for such stocks.


Performance Information--The bar chart and the performance tables below illustrate the risks and volatility of an investment in the Fund. Of course, the Funds' past performance does not necessarily indicate how the Fund will perform in the future.



The periods prior to March 1, 1999, when the Fund began operating, represent the performance of a similarly managed common trust fund advised by an affiliate of the Adviser. This past performance has been adjusted to reflect current expenses of the Fund. The common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the common trust fund's performance may have been lower.



This bar chart shows changes in the performance of the Aggressive Opportunities Fund's Shares from year to year.


                                                                     AGGRESSIVE OPPORTUNITIES FUND
                                                                     -----------------------------
1994                                                                               0
1995                                                                               0
1996                                                                               0
1997                                                                               0
1998                                                                               0
1999                                                                               0


 BEST QUARTER         WORST QUARTER
    X.XX%                 X.XX%
   (X/X/XX)             (X/X/XX)

                               Performance Table



                                                      Since
       Shares          1 Year   3 Years   5 Years   Inception
       ------          ------   -------   -------   ---------
AGGRESSIVE
 OPPORTUNITIES FUND    X.XX%     X.XX%     X.XX%      X.XX%*
WILSHIRE 4500 INDEX    X.XX%     X.XX%     X.XX%     X.XX%**
LIPPER CAPITAL
 APPRECIATION FUND
 INDEX                 X.XX%     X.XX%     X.XX%       X.XX%



 *Shares of the Fund were offered beginning March 1, 1999. The performance information shown prior to that date represents performance of the Fund's predecessor common trust fund which were offered beginning October 1, 1994. The performance of the predecessor common trust fund has been adjusted for the expenses applicable to the Fund's Class I Shares.



** Since [Date]


INTERNATIONAL FUND

Investment Objective--To offer long-term capital growth and diversification by country.

Principal Investment Strategy--To invest primarily in the common stocks of companies headquartered outside of the United States. The Fund will invest at least 65% of its assets in foreign equity securities. The Fund may also invest a portion of its assets (35% or less) in bonds and domestic stocks. Strategies pursued by the Fund's subadvisers include:

     - investing primarily in stock of companies headquartered in developed countries
     - investing in companies of all capitalization sizes
     - investing in companies in a wide variety of industries
     - investing in companies with above-average market earnings growth potential
     - investing in stocks believed to be undervalued.

Principal Risks--The Fund is subject to the special risks of international investing. These include: accounting and financial reporting standards that may differ from those used in the U.S.; less supervision of stock exchanges and brokers; the risk of foreign currency values changing relative to the U.S. dollar; and the risk that political events or financial problems will weaken a particular country's economy. Additionally, the Fund may invest in less-developed markets where these risks can be more substantial.


Performance Information--The bar chart and the performance tables below illustrate the risks and volatility of an investment in the Fund. Of course, the Funds' past performance does not necessarily indicate how the Fund will perform in the future.



The periods prior to March 1, 1999, when the Fund began operating, represent the performance of a similarly managed common trust fund advised by an affiliate of the Adviser. This past performance has been adjusted to reflect current expenses of the Fund. The common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the common trust fund's performance may have been lower.



This bar chart shows changes in the performance of the International Fund's Shares from year to year.


                                                                          INTERNATIONAL FUND
                                                                          ------------------
1994                                                                               0
1995                                                                               0
1996                                                                               0
1997                                                                               0
1998                                                                               0
1999                                                                               0


 BEST QUARTER         WORST QUARTER
    X.XX%                 X.XX%
   (X/X/XX)             (X/X/XX)



                               Performance Table



                                                      Since
                       1 Year   3 Years   5 Years   Inception
                       ------   -------   -------   ---------
INTERNATIONAL FUND     X.XX%     X.XX%     X.XX%      X.XX%*
MSCI EAFE INDEX        X.XX%     X.XX%     X.XX%     X.XX%**
LIPPER INTERNATIONAL
 FUND INDEX            X.XX%     X.XX%     X.XX%       X.XX%



 *Shares of the Fund were offered beginning March 1, 1999. The performance information shown prior to that date represents performance of the Fund's predecessor common trust fund which were offered beginning October 1, 1994. The performance of the predecessor common trust fund has been adjusted for the expenses applicable to the Fund's Shares.



** Since [Date]

GROWTH FUND

Investment Objective--To offer long-term capital growth.

Principal Strategy--To invest primarily in common stocks that are considered to have above-average potential for growth. Strategies pursued by the Fund's subadvisers include:

     - investing primarily in common stocks of medium- to large-capitalization companies
     - selecting stocks of companies with long-term growth characteristics
     - investing in stocks included in the S&P BARRA MidCap 400 Growth Index

Principal Risk--The Fund's growth stock investment strategy may expose it to a greater degree of price and earnings volatility over shorter time periods than the stock market as a whole.


Performance Information--The bar chart and the performance tables below illustrate the risks and volatility of an investment in the Fund. Of course, the Funds' past performance does not necessarily indicate how the Fund will perform in the future.



The periods prior to March 1, 1999, when the Fund began operating, represent the performance of a similarly managed common trust fund advised by an affiliate of the Adviser. This past performance has been adjusted to reflect current expenses of the Fund. The common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the common trust fund's performance may have been lower.



This bar chart shows changes in the performance of the Growth Fund's Shares from year to year.


                                                                              GROWTH FUND
                                                                              -----------
1990                                                                               0
1991                                                                               0
1992                                                                               0
1993                                                                               0
1994                                                                               0
1995                                                                               0
1996                                                                               0
1997                                                                               0
1998                                                                               0
1999                                                                               0


 BEST QUARTER         WORST QUARTER
    X.XX%                 X.XX%
   (X/X/XX)             (X/X/XX)



                               Performance Table



                                                      Since
                       1 Year   3 Years   5 Years   Inception
                       ------   -------   -------   ---------
GROWTH FUND            X.XX%     X.XX%     X.XX%      X.XX%*
WILSHIRE 5000 INDEX    X.XX%     X.XX%     X.XX%     X.XX%**
LIPPER GROWTH FUND
 INDEX                 X.XX%     X.XX%     X.XX%       X.XX%



 *Shares of the Fund were offered beginning March 1, 1999. The performance information shown prior to that date represents performance of the Fund's predecessor common trust fund which were offered beginning April 1, 1993. The performance of the predecessor common trust fund has been adjusted for the expenses applicable to the Fund's Shares.



** Since [Date]


GROWTH & INCOME FUND

Investment Objective--To offer long-term capital growth and current income.

Principal Investment Strategy--To invest primarily in common stocks that offer the potential for capital appreciation and current income. Strategies pursued by the Fund's subadvisers include:

     - focusing on large-capitalization companies whose stocks offer potential for price appreciation because of undervaluation, earnings growth or both
     - emphasizing stocks which may pay dividends.

Principal Risks--The Fund is subject to all of the general risks of investing in the stock market, notably the risk of price and earnings volatility over the short-term.

Performance Information--The bar chart and the performance tables below illustrate the risks and volatility of an investment in the Fund. Of course, the Funds' past performance does not necessarily indicate how the Fund will perform in the future.



The periods prior to March 1, 1999, when the Fund began operating, represent the performance of a similarly managed common trust fund advised by an affiliate of the Adviser. This past performance has been adjusted to reflect current expenses of the Fund. The common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the common trust fund's performance may have been lower.



This bar chart shows changes in the performance of the Growth & Income Fund's Shares from year to year.


                                                                         GROWTH & INCOME FUND
                                                                         --------------------
1998                                                                               0
1999                                                                               0


 BEST QUARTER         WORST QUARTER
    X.XX%                 X.XX%
   (X/X/XX)             (X/X/XX)



                               Performance Table



                             1 Year   Since Inception
                             ------   ---------------
GROWTH & INCOME FUND         X.XX%         X.XX%*
S&P 500 INDEX                X.XX%        X.XX%**
LIPPER GROWTH & INCOME FUND
 INDEX                       X.XX%          X.XX%



 *Shares of the Fund were offered beginning March 1, 1999. The performance information shown prior to that date represents performance of the Fund's predecessor common trust fund which were offered beginning October 1, 1998. The performance of the predecessor common trust fund has been adjusted for the expenses applicable to the Fund's Shares.



** Since [Date]


EQUITY INCOME FUND

Investment Objective--To offer long-term capital growth with consistency derived from dividend yield.

Principal Investment Strategy--To invest primarily in dividend-paying common stocks of well established companies. Strategies pursued by the Fund's subadvisers include:

     - investing in common stocks of companies that pay dividends at a relatively high level.
     - a general focus on large-capitalization companies.

Principal Risks--While investment in the Fund involves risk, the Fund's emphasis on income should result in less volatility than is associated with other types of common stock funds over the long-term. As a result of the Fund's income focus, certain industry sectors and/or specific industries may be emphasized. As such, the Fund may exhibit greater sensitivity to certain economic factors (e.g., changing interest rates) than the general stock market.


Performance Information--The bar chart and the performance tables below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.



The periods prior to March 1, 1999, when the Fund began operating, represent the performance of a similarly managed common trust fund advised by an affiliate of the Adviser. This past performance has been adjusted to reflect current expenses of the Fund. The common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the common trust fund's performance may have been lower.

This bar chart shows changes in the performance of the Equity Income Fund's Shares from year to year.


                                                                          EQUITY INCOME FUND
                                                                          ------------------
1994                                                                               0
1995                                                                               0
1996                                                                               0
1997                                                                               0
1998                                                                               0
1999                                                                               0


 BEST QUARTER         WORST QUARTER
    X.XX%                 X.XX%
   (X/X/XX)             (X/X/XX)



                               Performance Table



                                                      Since
                       1 Year   3 Years   5 Years   Inception
                       ------   -------   -------   ---------
EQUITY INCOME FUND     X.XX%      X.XX     X.XX%      X.XX%*
S&P/BARRA VALUE INDEX  X.XX%     X.XX%     X.XX%     X.XX%**
LIPPER EQUITY INCOME
 FUND INDEX            X.XX%     X.XX%     X.XX%       X.XX%



 *Shares of the Fund were offered beginning March 1, 1999. The performance information shown prior to that date represents performance of the Fund's predecessor common trust fund which were offered beginning April 1, 1994. The performance of the predecessor common trust fund has been adjusted for the expenses applicable to the Fund's Shares.



**Since [Date]


ASSET ALLOCATION FUND

Investment Objective--The Fund's investment objective is to offer long-term capital growth at a lower level of risk than an all equity portfolio.
Principal Investment Strategy--To invest in a portfolio actively allocated among common stocks, U.S. Treasury securities, and money market instruments. Under normal circumstances the Fund will invest 45% to 85% of its assets in common stocks. The remainder of the Fund's assets will be invested in U.S. Treasury obligations and money market instruments. Strategies pursued by the subadvisers focus on:

     - approximating the general market return of each asset class
     - allocating the stock portion of the Fund to a portfolio designed to approximate the performance of the S&P 500 Index


Principal Risks--The Fund is particularly subject to manager risk--the risk that the allocation strategy of the subadvisers will fail to meet the Fund's objectives.



Performance Information--The bar chart and the performance tables below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.



The periods prior to March 1, 1999, when the Fund began operating, represent the performance of a similarly managed common trust fund advised by an affiliate of the Adviser. This past performance has been adjusted to reflect current expenses of the Fund. The common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the common trust fund's performance may have been lower.



This bar chart shows changes in the performance of the Asset Allocation Fund's Shares from year to year.


                                                                         ASSET ALLOCATION FUND
                                                                         ---------------------
1990                                                                               0
1991                                                                               0
1992                                                                               0
1993                                                                               0
1994                                                                               0
1995                                                                               0
1996                                                                               0
1997                                                                               0
1998                                                                               0
1999                                                                               0


 BEST QUARTER         WORST QUARTER
    X.XX%                 X.XX%
   (X/X/XX)             (X/X/XX)

                               Performance Table



                                                      Since
                       1 Year   3 Years   5 Years   Inception
                       ------   -------   -------   ---------
ASSET ALLOCATION FUND  X.XX%     X.XX%     X.XX%      X.XX%*
S&P 500 STOCK INDEX    X.XX%     X.XX%     X.XX%     X.XX%**
LEHMAN LONG-TERM
 TREASURY INDEX        X.XX%     X.XX%     X.XX%     X.XX%**
LIPPER FLEXIBLE
 PORTFOLIO FUND INDEX  X.XX%     X.XX%     X.XX%       X.XX%



 *Shares of the Fund were offered beginning March 1, 1999. The performance information shown prior to that date represents performance of the Fund's predecessor common trust fund which were offered beginning December 1, 1974. The performance of the predecessor common trust fund has been adjusted for the expenses applicable to the Fund's Shares.



** Since [Date]



U.S. TREASURY SECURITIES FUND


Investment Objective--To offer current income.

Principal Investment Strategy--Strategies pursued by the Fund's subadviser include:
     - investing at least 65% of the Fund's assets in intermediate-term U.S. Treasury Securities.
     - investing up to 35% of the Fund's assets in undervalued U.S. Treasury Securities and/or U.S. government agency mortgage pass-through securities.

Principal Risks--As with any bond fund, the market prices of the securities held in the portfolio fluctuate as interest rates change. Generally, the value of a bond moves in a direction opposite to that of interest rates, and the greater the maturity of the bond, the greater the resulting change in value. The U.S. Treasury Securities Fund will experience the volatility of an intermediate-term (3-7 years) bond fund. The portion of the Fund's assets invested in mortgage pass-through securities may expose it to pre-payment risk, which is the risk that, in an environment of falling interest rates, mortgages will be paid off early. This requires the Fund to invest the proceeds of such repayments in lower-yielding instruments.


Performance Information--The bar chart and the performance tables below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.



The periods prior to March 1, 1999, when the Fund began operating, represent the performance of a similarly managed common trust fund advised by an affiliate of the Adviser. This past performance has been adjusted to reflect current expenses of the Fund. The common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the common trust fund's performance may have been lower.



This bar chart shows changes in the performance of the U.S. Treasury Securities Fund's Shares from year to year.


                                                                     U.S. TREASURY SECURITIES FUND
                                                                     -----------------------------
1992                                                                               0
1993                                                                               0
1994                                                                               0
1995                                                                               0
1996                                                                               0
1997                                                                               0
1998                                                                               0
1999                                                                               0


 BEST QUARTER         WORST QUARTER
    X.XX%                 X.XX%
   (X/X/XX)             (X/X/XX)



                               Performance Table



                                                      Since
       Shares          1 Year   3 Years   5 Years   Inception
       ------          ------   -------   -------   ---------
U.S. TREASURY
 SECURITIES FUND       X.XX%     X.XX%     X.XX%      X.XX%*
MERRILL LYNCH 5-7
 YEAR TREASURY INDEX   X.XX%     X.XX%     X.XX%     X.XX%**



 *Shares of the Fund were offered beginning March 1, 1999. The performance information shown prior to that date represents performance of the Fund's predecessor common trust fund which were offered beginning July 1, 1992. The performance of the predecessor common trust fund has been adjusted for the expenses applicable to the Fund's Shares.



** Since [Date]

MONEY MARKET FUND

Investment Objective--To seek maximum current income, consistent with maintaining liquidity and a stable share price of $1.00.

Principal Investment Strategy--To invest all of its assets in the Short-Term Investments Co. Liquid Assets Portfolio, which invests in high-quality, short-term money market instruments. The Portfolio's adviser is AIM Advisors, Inc.

Principal Risk--An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


Performance Information--Performance varies from year to year and past performance is not necessarily an indication of future performance. The Money Market Fund commenced operations on March 1, 1999.


OVERSEAS EQUITY INDEX FUND

Investment Objective--To offer long-term capital growth and diversification by approximating the performance of the Morgan Stanley Capital International Europe, Australia, and Far East Free (EAFE Free) Index.

Principal Investment Strategy--To invest in a sampling of securities that is selected and weighted to result in investment characteristics comparable to the index and performance that will correlate with the performance of the index.

Principal Risks--The Fund is subject to the risks of investing internationally, as described for the International Fund.


Performance Information--The bar chart and the performance tables below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.



The periods prior to March 1, 1999, when the Fund began operating, represent the performance of a similarly managed common trust fund advised by an affiliate of the Adviser. This past performance has been adjusted to reflect current expenses of the Class I and Class II Shares of the Fund. Class I and Class II Shares have different expenses than the common trust fund which results in different performance. The common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the common trust fund's performance may have been lower.



This bar chart shows changes in the performance of the Overseas Equity Index Fund's Class I Shares from year to year.


                                                                  OVERSEAS EQUITY INDEX FUND CLASS I
                                                                  ----------------------------------
1997                                                                               0
1998                                                                               0
1999                                                                               0


 BEST QUARTER         WORST QUARTER
    X.XX%                 X.XX%
   (X/X/XX)             (X/X/XX)



                               Performance Table



      Class I Shares         1 Year   Since Inception
      --------------         ------   ---------------
OVERSEAS EQUITY INDEX FUND   X.XX%         X.XX%*
MORGAN STANLEY EAFE FREE
 INDEX                       X.XX%        X.XX%**



 *Class I Shares of the Fund were offered beginning June 2, 1997. The performance information shown prior to that date represents performance of the Fund's predecessor common trust fund which were offered beginning [Date]. The performance of the predecessor common trust fund has been adjusted for the expenses applicable to the Fund's Class I Shares.



** Since [Date]

This bar chart shows changes in the performance of the Overseas Equity Index Fund's Class II Shares from year to year.


                                                                  OVERSEAS EQUITY INDEX FUND CLASS II
                                                                  -----------------------------------
1997                                                                               0
1998                                                                               0
1999                                                                               0


 BEST QUARTER         WORST QUARTER
    X.XX%                 X.XX%
   (X/X/XX)             (X/X/XX)



                               Performance Table



      Class II Shares        1 Year   Since Inception
      ---------------        ------   ---------------
OVERSEAS EQUITY INDEX FUND   X.XX%         X.XX%*
MORGAN STANLEY EAFE FREE
 INDEX                       X.XX%        X.XX%**



 *Class II Shares of the Fund were offered beginning April 1, 1999. The performance information shown prior to that date represents performance of the Fund's predecessor common trust fund which were offered beginning June 2, 1997. The performance of the predecessor common trust fund has been adjusted for the expenses applicable to the Fund's Class II Shares.



** Since [Date]

MID/SMALL COMPANY INDEX FUND

Investment Objective--To offer long-term capital growth by approximating the performance of the Wilshire 4500 Index.

Principal Investment Strategy--To invest in a sampling of securities that is selected and weighted to result in investment characteristics comparable to the index and performance that will correlate with the performance of the index.

Principal Risks--The returns on stocks of mid-to small-capitalization companies tend to be more volatile than the returns on stocks of larger-capitalization companies.


Performance Information--The bar chart and the performance tables below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.



The periods prior to March 1, 1999, when the Fund began operating, represent the performance of a similarly managed common trust fund advised by an affiliate of the Adviser. This past performance has been adjusted to reflect current expenses of the Class I and Class II Shares of the Fund. Class I and Class II Shares have different expenses than the common trust fund which results in different performance. The common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the common trust fund's performance may have been lower.



This bar chart shows changes in the performance of the Mid/Small Company Index Fund's Class I Shares from year to year.


                                                                 MID/SMALL COMPANY INDEX FUND CLASS I
                                                                 ------------------------------------
1997                                                                               0
1998                                                                               0
1999                                                                               0


 BEST QUARTER         WORST QUARTER
    X.XX%                 X.XX%
   (X/X/XX)             (X/X/XX)



                               Performance Table



      Class I Shares         1 Year   Since Inception
      --------------         ------   ---------------
MID/SMALL COMPANY INDEX
 FUND                        X.XX%         X.XX%*
WILSHIRE 4500 INDEX          X.XX%        X.XX%**



 *Class I Shares of the Fund were offered beginning March 1, 1999. The performance information shown prior to that date represents performance of the Fund's predecessor common trust fund which were offered beginning June 7, 1997. The performance of the predecessor common trust fund has been adjusted for the expenses applicable to the Fund's Class I Shares.



** Since [Date]

This bar chart shows changes in the performance of the Mid/Small Company Index Fund's Class II Shares from year to year.


                                                                 MID/SMALL COMPANY INDEX FUND CLASS II
                                                                 -------------------------------------
1997                                                                               0
1998                                                                               0
1999                                                                               0


 BEST QUARTER         WORST QUARTER
    X.XX%                 X.XX%
   (X/X/XX)             (X/X/XX)



                               Performance Table



      Class II Shares        1 Year   Since Inception
      ---------------        ------   ---------------
MID/SMALL COMPANY INDEX
 FUND                        X.XX%         X.XX%*
WILSHIRE 4500 INDEX          X.XX%        X.XX%**



 *Class II Shares of the Fund were offered beginning April 1, 1999. The performance information shown prior to that date represents performance of the Fund's predecessor common trust fund which were offered beginning June 2, 1997. The performance of the predecessor common trust fund has been adjusted for the expenses applicable to the Fund's Class II Shares.



** Since [Date]


BROAD MARKET INDEX FUND

Investment Objective--To offer long-term capital growth by approximating the performance of the Wilshire 5000 Index.

Principal Investment Strategy--To invest in a sampling of securities that are selected and weighted to result in investment characteristics comparable to the index and performance that will correlate with the performance of the index.

Principal Risks--The Fund is expected to have the same volatility as the U.S. stock market as a whole. Additionally, the Wilshire 5000 Index includes smaller capitalization companies whose stocks tend to have more price volatility than those of larger companies.


Performance Information--The bar chart and the performance tables below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.



The periods prior to March 1, 1999, when the Fund began operating, represent the performance of a similarly managed common trust fund advised by an affiliate of the Adviser. This past performance has been adjusted to reflect current expenses of the Class I and Class II Shares of the Fund. Class I and Class II Shares have different expenses than the common trust fund which results in different performance. The common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the common trust fund's performance may have been lower.



This bar chart shows changes in the performance of the Broad Market Index Fund's Class I Shares from year to year.


                                                                    BROAD MARKET INDEX FUND CLASS I
                                                                    -------------------------------
1990                                                                               0
1991                                                                               0
1992                                                                               0
1993                                                                               0
1994                                                                               0
1995                                                                               0
1996                                                                               0
1997                                                                               0
1998                                                                               0
1999                                                                               0


 BEST QUARTER         WORST QUARTER
    X.XX%                 X.XX%
   (X/X/XX)             (X/X/XX)



                               Performance Table



                                                                 Since
   Class I Shares      1 Year   3 Years   5 Years   10 Years   Inception
   --------------      ------   -------   -------   --------   ---------
BROAD MARKET INDEX
 FUND                  X.XX%     X.XX%     X.XX%     X.XX%       X.XX%*
WILSHIRE 5000 INDEX    X.XX%     X.XX%     X.XX%     X.XX%      X.XX%**



 *Class I Shares of the Fund were offered beginning March 1, 1999. The performance information shown prior to that date represents performance of the Fund's predecessor common trust fund which were offered beginning November 1, 1988. The performance of the predecessor common trust fund has been adjusted for the expenses applicable to the Fund's Class I Shares.



** Since [Date]

This bar chart shows changes in the performance of the Broad Market Index Fund's Class II Shares from year to year.


                                                                   BROAD MARKET INDEX FUND CLASS II
                                                                   --------------------------------
1990                                                                               0
1991                                                                               0
1992                                                                               0
1993                                                                               0
1994                                                                               0
1995                                                                               0
1996                                                                               0
1997                                                                               0
1998                                                                               0
1999                                                                               0


 BEST QUARTER         WORST QUARTER
    X.XX%                 X.XX%
   (X/X/XX)             (X/X/XX)



                               Performance Table



                                                                 Since
   Class I Shares      1 Year   3 Years   5 Years   10 Years   Inception
   --------------      ------   -------   -------   --------   ---------
BROAD MARKET INDEX
 FUND                  X.XX%     X.XX%     X.XX%     X.XX%       X.XX%*
WILSHIRE 5000 INDEX    X.XX%     X.XX%     X.XX%     X.XX%      X.XX%**



 *Class II Shares of the Fund were offered beginning April 1, 1999. The performance information shown prior to that date represents performance of the Fund's predecessor common trust fund which were offered beginning November 1, 1988. The performance of the predecessor common trust fund has been adjusted for the expenses applicable to the Fund's Class II Shares.



** Since [Date]

500 STOCK INDEX FUND

Investment Objective--To offer long-term capital growth by approximating the performance of the Standard and Poor's (S&P) 500 Index.

Principal Investment Strategy--To invest in all of the stocks in the S&P 500 Index, weighted to correlate to the investment characteristics of the index.

Principal Risks--The Fund is expected to have the same volatility as the U.S. stock market as measured by the S&P 500 Index.


Performance Information--The bar chart and the performance tables below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.



The periods prior to March 1, 1999, when the Fund began operating, represent the performance of a similarly managed common trust fund advised by an affiliate of the Adviser. This past performance has been adjusted to reflect current expenses of the Class I and Class II Shares of the Fund. Class I and Class II Shares have different expenses than the common trust fund which results in different performance. The common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the common trust fund's performance may have been lower.



This bar chart shows changes in the performance of the 500 Stock Index Fund's Class I Shares from year to year.


                                                                     500 STOCK INDEX FUND CLASS I
                                                                     ----------------------------
1997                                                                               0
1998                                                                               0
1999                                                                               0


 BEST QUARTER         WORST QUARTER
    X.XX%                 X.XX%
   (X/X/XX)             (X/X/XX)



                               Performance Table



      Class I Shares         1 Year   Since Inception
      --------------         ------   ---------------
500 STOCK INDEX FUND         X.XX%         X.XX%*
S&P 500 INDEX                X.XX%        X.XX%**



 *Class I Shares of the Fund were offered beginning March 1, 1999. The performance information shown prior to that date represents performance of the Fund's predecessor common trust fund which were offered beginning June 2, 1997. The performance of the predecessor common trust fund has been adjusted for the expenses applicable to the Fund's Class I Shares.



** Since [Date]

This bar chart shows changes in the performance of the 500 Stock Index Fund's Class II Shares from year to year.


                                                                     500 STOCK INDEX FUND CLASS II
                                                                     -----------------------------
1997                                                                               0
1998                                                                               0
1999                                                                               0


 BEST QUARTER         WORST QUARTER
    X.XX%                 X.XX%
   (X/X/XX)             (X/X/XX)



                               Performance Table



      Class I Shares         1 Year   Since Inception
      --------------         ------   ---------------
500 STOCK INDEX FUND         X.XX%         X.XX%*
S&P 500 INDEX                X.XX%        X.XX%**



 *Class II Shares of the Fund were offered beginning April 1, 1999. The performance information shown prior to that date represents performance of the Fund's predecessor common trust fund which were offered beginning June 2, 1997. The performance of the predecessor common trust fund has been adjusted for the expenses applicable to the Fund's Class II Shares.



** Since [Date]


CORE BOND INDEX FUND

Investment Objective--To offer current income by approximating the performance of the Lehman Brothers Government/Corporate Bond Index.

Principal Investment Strategy--To invest in a sampling of bonds that is selected and weighted to result in investment characteristics comparable to the index and performance that will correlate with the performance of the index.

Principal Risks--As with any bond fund, the market prices of the securities held in the portfolio will fluctuate as INTEREST RATES change. Generally, the value of a bond moves in a direction opposite to that of interest rates, and the greater the maturity of the bond, the greater the resulting change in value. The Fund should experience the volatility characteristics of an intermediate-maturity fixed income fund. The average maturity of bonds in the index is expected to range from eight to twelve years and the average credit quality is Aaa.


Performance Information--The bar chart and the performance tables below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.



The periods prior to March 1, 1999, when the Fund began operating, represent the performance of a similarly managed common trust fund advised by an affiliate of the Adviser. This past performance has been adjusted to reflect current expenses of the Class I and Class II Shares of the Fund. Class I and Class II Shares have different expenses than the common trust fund which results in different performance. The common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the common trust fund's performance may have been lower.



This bar chart shows changes in the performance of the Core Bond Index Fund's Class I Shares from year to year.


                                                                     CORE BOND INDEX FUND CLASS I
                                                                     ----------------------------
1997                                                                               0
1998                                                                               0
1999                                                                               0


 BEST QUARTER         WORST QUARTER
    X.XX%                 X.XX%
   (X/X/XX)             (X/X/XX)



                               Performance Table



      Class I Shares         1 Year   Since Inception
      --------------         ------   ---------------
CORE BOND INDEX FUND         X.XX%         X.XX%*
LEHMAN BROTHERS
 GOVERNMENT/CORPORATE BOND
 INDEX                       X.XX%        X.XX%**



 *Class I Shares of the Fund were offered beginning March 1, 1999. The performance information shown prior to that date represents performance of the Fund's predecessor common trust fund which were offered beginning June 2, 1997. The performance of the predecessor common trust fund has been adjusted for the expenses applicable to the Fund's Class I Shares.



** Since [Date]

This bar chart shows changes in the performance of the Core Bond Index Fund's Class II Shares from year to year.


                                                                     CORE BOND INDEX FUND CLASS II
                                                                     -----------------------------
1997                                                                               0
1998                                                                               0
1999                                                                               0


 BEST QUARTER         WORST QUARTER
    X.XX%                 X.XX%
   (X/X/XX)             (X/X/XX)



                               Performance Table



      Class II Shares        1 Year   Since Inception
      ---------------        ------   ---------------
CORE BOND INDEX FUND         X.XX%         X.XX%*
LEHMAN BROTHERS
 GOVERNMENT/CORPORATE BOND
 INDEX                       X.XX%        X.XX%**



 *Class II Shares of the Fund were offered beginning April 1, 1999. The performance information shown prior to that date represents performance of the Fund's predecessor common trust fund which were offered beginning June 2, 1997. The performance of the predecessor common trust fund has been adjusted for the expenses applicable to the Fund's Class II Shares.



** Since [Date]

FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUNDS

The purpose of the following tables is to assist you in understanding the various costs that you, as a shareholder, will bear directly or indirectly in connection with an investment in one or more of the Vantagepoint Funds.


As you can see in the first table, you do not pay transaction fees of any kind when you buy, sell, or exchange your shares.


SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)


MAXIMUM SALES CHARGE (LOAD) IMPOSED
  ON PURCHASES                       NONE
MAXIMUM DEFERRED SALES CHARGE
  (LOAD)                             NONE
MAXIMUM SALES CHARGE (LOAD) IMPOSED
  ON REINVESTED DIVIDENDS (AND
  OTHER DISTRIBUTIONS)               NONE
REDEMPTION FEE                       NONE
EXCHANGE FEE                         NONE
MAXIMUM ACCOUNT FEE                  NONE



The second table shows the annual operating expenses you may pay if you buy and hold shares of a Fund. These expenses, calculated as a percentage of average net assets, are deducted from Fund assets, and their effect is factored into any quoted share price or investment return.

                         ANNUAL FUND OPERATING EXPENSES
                          (Deducted From Fund Assets)


                                      Advisory   Subadviser     Other      Total
               Funds                    Fee       Expense     Expenses+   Expenses
               -----                  --------   ----------   ---------   --------
AGGRESSIVE OPPORTUNITIES               0.10%       0.75%            %          %
INTERNATIONAL                          0.10%       0.53%            %          %
GROWTH                                 0.10%       0.28%            %          %
GROWTH & INCOME                        0.10%       0.42%            %          %
EQUITY INCOME                          0.10%       0.17%            %          %
ASSET ALLOCATION                       0.10%       0.29%            %          %
U.S. TREASURY SECURITIES               0.10%       0.12%            %          %
MONEY MARKET                           0.10%       0.08%            %          %

Overseas Equity Index++
CLASS I                                0.30%       0.18%            %          %
CLASS II **                            0.30%       0.18%            %          %

Mid/Small Co. Index++
CLASS I                                0.13%         N/A            %          %
CLASS II **                            0.13%         N/A            %          %

Broad Market Index++
CLASS I                                0.12%         N/A            %          %
CLASS II **                            0.12%         N/A            %          %

500 Stock Index++
CLASS I                                0.10%         N/A            %          %
CLASS II **                            0.10%         N/A            %          %

Core Bond Index++
CLASS I                                0.13%         N/A            %          %
CLASS II **                            0.13%         N/A            %          %


 + Amounts shown are based on estimated amounts for the Fund's first full fiscal year.
 ++ Includes fees and other expenses incurred at the Master Portfolio level as a result of the Index Funds being "feeder" funds investing in Master Portfolios.

 * For the Money Market Fund, management has agreed, for a period of two years from the effective date of registration, to waive any fees that would result in total Fund expenses in excess of an annual amount of 0.55%.

** Amounts shown are equivalent to the total expenses that will be paid by Class
   II shareholders. Please see page 22 for the eligibility criteria for Class II shares.

EXAMPLE

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.


This example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



              Funds                 1 yr   3 yrs   5 yrs   10 yrs
              -----                 ----   -----   -----   ------
AGGRESSIVE OPPORTUNITIES            $      $       $        $
INTERNATIONAL                       $      $       $        $
GROWTH                              $      $       $        $
GROWTH & INCOME                     $      $       $        $
EQUITY INCOME                       $      $       $        $
ASSET ALLOCATION                    $      $       $        $
U.S. TREASURY SECURITIES            $      $       $        $
MONEY MARKET                        $      $       $        $

Overseas Equity Index
CLASS I                             $      $       $        $
CLASS II **                         $      $       $        $

Mid/Small Co. Index
CLASS I                             $      $       $        $
CLASS II **                         $      $       $        $

Broad Market Index
CLASS I                             $      $       $        $
CLASS II **                         $      $       $        $

500 Stock Index
CLASS I                             $      $       $        $
CLASS II **                         $      $       $        $

Core Bond Index
CLASS I                             $      $       $        $
CLASS II **                         $      $       $        $


** Amounts shown are equivalent to the total expenses that will be paid by Class
   II shareholders. Please see page 22 for the eligibility criteria for Class II shares.

If you are investing through another financial institution or a retirement account, you may be subject to additional fees or expenses, such as plan administration fees. For more information, please refer to the program materials of that financial institution or retirement account for any special provisions, additional service features, or fees and expenses that may apply to your investment in a Fund.

INVESTMENT POLICIES,
INVESTMENT OBJECTIVES,
PRINCIPAL INVESTMENT STRATEGIES,
AND RELATED RISKS
--------------------------------------------------------------------------------


The Funds are managed by their investment adviser, Vantagepoint Investment Advisers, LLC ("VIA"). VIA employs a "multi-management" strategy in which it evaluates, selects, and monitors one or more subadvisers for certain Funds. VIA shall supervise and direct each Fund's investments. With respect to the Index Funds, VIA selects the Master Portfolios in which each Index Fund invests.


A multi-management strategy seeks to improve consistency of return over time by eliminating reliance on the results of a single subadviser. Therefore, where advantageous, VIA allocates Fund assets among multiple subadvisers with distinct and complementary investment strategies.

To construct a multi-managed Fund, VIA begins by identifying investment strategies that are compatible with a Fund's objective. Next, VIA identifies individual subadvisers who have demonstrated expertise in the consistent execution of a specific investment strategy, and who complement the strategies of other potential subadvisers. Selected subadvisers are then integrated within a single Fund in weights that are expected to optimize return relative to risk. Because each subadviser selects securities that reflect its specific investment strategy, a multi-managed portfolio may be more diversified than any individual subadviser's portfolio.

INVESTMENT OBJECTIVES AND POLICIES
----------------------------------------------------

The Funds have adopted certain investment policies and limitations. Those designated as "fundamental" in this prospectus or in the Statement of Additional Information cannot be changed without shareholder approval. Others may be changed at the discretion of the Board of Directors.

The descriptions that follow are designed to help you choose the Funds that best fit your investment objectives and tolerance for risk.

AGGRESSIVE OPPORTUNITIES FUND

General Description and Goals--The Aggressive Opportunities Fund seeks high long-term growth of capital by investing primarily (at least 65%) in the common stocks of small- to medium-capitalization U.S. and non-U.S. companies.

Investment Strategy--The Aggressive Opportunities Fund incorporates complementary investment disciplines that provide exposure to a wide variety of portfolio management approaches. Each subadviser employs a distinctive strategy and focuses on securities reflecting that strategy.


The Fund invests in common stocks of companies with unique prospects for capital appreciation. The Fund's investments may also include bonds. Instruments such as futures contracts and options may be used occasionally for cash management purposes, but will not be used for speculative purposes.


Investment Risks--The Fund is subject to all of the general risks of investing in the stock market. The Fund is also exposed to the added volatility of returns for small- and medium-capitalization stocks as compared to the returns of larger-capitalization stocks. The Fund can be expected to have significantly greater volatility than the broad U.S. stock market (as measured by the S&P 500 Index) over any selected time period.


Investment Subadvisers--First Pacific Advisors, Inc.: (Los Angeles, California) serves as a subadviser to the Fund. Robert Rodriguez serves as the Fund's portfolio manager. Mr. Rodriguez began his investment career in 1971, and joined First Pacific Advisors as a portfolio manager in 1983. First Pacific Advisors invests its portion of the Fund's assets in small- to medium-capitalization stocks and seeks stocks that are out-of-favor with the market, often in undervalued industries. The number of holdings tends to be concentrated.

Massachusetts Financial Services: (Boston, Massachusetts) serves as a subadviser to the Fund. Brian Stack serves as the Fund's portfolio manager. Mr. Stack began his investment career in 1983 and joined Massachusetts Financial Services (MFS) as a portfolio manager in 1993. MFS invests its portion of the Fund's assets in small-capitalization stocks and seeks to invest in emerging growth companies that the subadviser believes have potential to become major enterprises. These companies are often in their early stages in their development.


TCW Funds Management Inc.: (Los Angeles, California) serves as a subadviser to the Fund. Douglas Foreman serves as the Fund's portfolio manager. Mr. Foreman began his career as a portfolio manager in 1989 and assumed his present position with TCW in 1994. This subadviser invests its portion of the Fund's assets in small- to medium-capitalization stocks of companies expected to exhibit high earnings growth, and employs techniques such as quantitative screening, research evaluation, and direct company contact.


INTERNATIONAL FUND

General Description and Goals--The International Fund seeks long-term growth of capital by investing primarily (at least 65%) in the common stocks companies headquartered outside of the United States. Dividend income is incidental to the overall objective.

Investment Strategy--The International Fund incorporates complementary investment disciplines that provide exposure to a wide variety of portfolio management approaches. Each subadviser employs a distinctive strategy and focuses on securities reflecting that strategy.

The Fund invests primarily in common stocks of companies headquartered in developed countries, including those in Europe, Asia, and the Far East. The Fund may also invest, to a lesser extent, in less developed emerging markets in Asia, Europe, Latin America, and Africa. In addition to common stocks, the Fund may invest in other securities including stock index futures contracts, convertible securities, currency futures, and investment grade bonds.

Investment Risks--The Fund is subject to all of the general risks of investing in the stock market. The Fund is also exposed to the additional risks of investing in foreign securities. These risks include loss due to political, legal, regulatory, and operational uncertainty, as well as currency conversion factors. These risks can be greater in emerging markets.

Investment Subadvisers--Capital Guardian Trust Company: (Los Angeles, California), employs a multiple portfolio manager system in managing the portfolio. Capital Guardian invests its portion of the Fund's assets in the stocks of companies of any size that they believe have potential for growth that is not recognized by the market.

Lazard Asset Management: (New York, New York), employs a team approach to managing the portfolio. Lazard invests its portion of the Fund's assets primarily in large-capitalization stocks and emphasizes a value approach that seeks to identify certain characteristics of companies that it believes indicate improving fundamentals.


Rowe Price-Fleming International, Inc.: (London, United Kingdom/ Baltimore, Maryland), employs a team approach to managing the portfolio. Rowe Price invests its portion of the Fund's assets primarily in medium-capitalization stocks and seeks companies with above-average market earnings growth potential at a reasonable price.



A portion of the Fund's assets will be invested in the Overseas Equity Index Fund. The Overseas Equity Index Fund seeks to approximate the performance and portfolio characteristics of the Morgan Stanley Capital International Europe, Australia, and Far East Free (EAFE Free) Index.


GROWTH FUND

General Description and Goals--The Growth Fund seeks long-term growth of capital by investing primarily (at least 65% of its assets) in common stocks with above-average potential for growth in corporate earnings.

Investment Strategy--The Growth Fund is designed to incorporate complementary investment disciplines that provide exposure to a wide variety of portfolio management approaches. Each subadviser employs a distinctive growth strategy and focuses on securities reflecting that strategy.


The Fund invests primarily in common stocks of companies with prospects for above-average growth in earnings, with emphasis on stocks of seasoned, medium-and larger-capitalization growth firms. The Fund also includes smaller-capitalization stocks.


Investment Risks--The Fund is subject to all of the general risks of investing in the stock market. Additionally, the Fund's growth stock investment strategy may expose it to a greater degree of price and earnings volatility over shorter time periods than the stock market as a whole. There may be periods of time over which other styles of investing outperform the growth style of the Fund.


Investment Subadvisers--Barclays Global Fund Advisors ("Barclays") (San Francisco, California), uses an index approach to managing its portion of the Fund's assets. Barclays seeks to replicate the performance and portfolio characteristics of the S&P BARRA MidCap Growth Index, which consists of that portion of the S&P 400 MidCap Index with growth characteristics.



Fidelity Management Trust Company (Boston, Massachusetts) serves as a subadviser to the Fund. Neal Miller, who began his investment career in 1983 and joined Fidelity as a portfolio manager in 1988, manages a portion of the Fund that focuses on stocks of well-established, well-managed companies of all sizes whose earnings benefit from emerging trends that are identified by Fidelity.



TCW Funds Management, Inc. ("TCW"), (Los Angeles, California) serves as a subadviser to the fund. Glen Bickerstaff serves as portfolio manager. Mr. Bickerstaff has 19 years of experience as a portfolio manager. He joined TCW in 1998. TCW follows a CONCENTRATED GROWTH investment style which stresses the stocks of larger companies that TCW believes have superior business models, potential for improvement in profitability, acceleration of earnings growth, and/or broadening industry position that can result in growth superior to that of the market.



Tukman Capital Management, Inc., (Larkspur, California) ("Tukman") serves as a subadviser to the Fund. Melvin T. Tukman serves as portfolio manager. Mr. Tukman has over 30 years of experience as a portfolio manager, and he founded the firm in 1980. Tukman follows a CONTRARIAN investment style on behalf of the Fund, meaning that they focus on stocks that they believe exhibit strong fundamentals and catalysts for change, but that are currently undervalued due to investor neglect or anxiety.



Brown Capital Management, Inc., (Baltimore, Maryland) ("Brown") serves as a subadviser to the Fund. Eddie Brown, CFA serves as portfolio manager. Mr. Brown has 28 years of experience as a portfolio manager and he founded the firm in 1983. Brown follows a GROWTH-AT-A-REASONABLE PRICE INVESTMENT STYLE, meaning that they will select stocks of mid- to large-sized companies that they believe have the potential for earnings growth and are selling at a price-to-earnings ratio that is below the expected earnings rate.



William Blair & Company, L.L.C. (Chicago, Illinois) serves as a subadviser to the Fund. Robert Lanphier, IV serves as the Fund's portfolio manager. Mr. Lanphier joined William Blair as a portfolio manager in 1987. Blair invests its portion of the Fund's assets in medium to large capitalization stocks and seeks to invest in durable companies exhibiting strong business leadership, quality products and services, solid financial prospects, and strong management.



The Growth Fund can be expected to have significantly greater volatility than the broad U.S. stock market (as measured by the Wilshire 5000 Index) over any selected time period.

GROWTH & INCOME FUND

General Description and Goals--The Growth & Income Fund seeks long-term capital growth by investing primarily (at least 65 percent) in common stocks that offer the potential for high total return through a combination of capital appreciation and current income.

Investment Strategy--The Growth & Income Fund is designed to incorporate complementary investment disciplines that provide exposure to a variety of portfolio management approaches. Each subadviser employs a distinctive equity income strategy and focuses on securities reflecting that strategy.


The Fund focuses on large-capitalization companies whose stocks offer good potential for price appreciation because of undervaluation, earnings growth, or both, with an emphasis on those which may provide current dividend income.


Investment Risks--The Fund is subject to all the general risks of investing in the stock market and is expected to exhibit the risk characteristics of a common stock portfolio.

Investment Subadvisers--Capital Guardian Trust Company: (Los Angeles, CA) serves as a subadviser to the Fund and employs a multiple portfolio manager system in managing the portfolio. This subadviser seeks to meet the Fund's objectives using an approach that combines both value and growth orientations.


Putnam Investment Management, Inc.: (Boston, MA) serves as a subadviser to the Fund. Manuel Weiss Herrero serves as the Fund's portfolio manager. Mr. Weiss Herrero began his investment career in 1987 when he joined Putnam as a portfolio manager. This subadviser seeks the potential returns from growth stocks but with reduced volatility through the use of risk control techniques.



Wellington Management Company, LLP, (Boston, Massachusetts) serves as a subadviser to the Fund. John R. Ryan, CFA serves as portfolio manager. Mr. Ryan has 30 years experience as a portfolio manager. He has been with Wellington Management Company since 1981. Wellington Management Company seeks to achieve the Fund's objective by investing in large capitalization companies, which are selling at attractive prices relative to their upside potential.


EQUITY INCOME FUND

General Description and Goals--The Equity Income Fund seeks long-term, stable growth of capital by investing primarily (at least 65 percent) in dividend-paying, common stocks of well-established companies.

Investment Strategy--The Equity Income Fund incorporates complementary investment disciplines that seek stocks that provide exposure to a variety of portfolio management approaches. Each subadviser employs a distinctive strategy and focuses on securities reflecting that strategy.

The Fund invests in the common stocks of companies that pay dividends at relatively high levels. These yields may be indicative of attractive valuations and investments that are undervalued relative to a stock's history and to the overall U.S. stock market. The Fund may be diversified across all sizes of companies but generally focuses on large-capitalization companies, which tend to have the most stable long-term earnings and dividend-paying records.

Investment Risks--While investment in the Fund involves risks, the Fund's emphasis on income should result in less volatility than is associated with other types of common stock funds over the long-term. As a result of the Fund's income focus, certain industry sectors and/or specific industries may be emphasized. As such, the Fund may exhibit greater sensitivity to certain economic factors (e.g., rising interest rates) than the general stock market.

Due to the Fund's emphasis on large-capitalization, dividend-paying companies, the Fund's volatility level is expected to be equal to, or lower than that of the S&P 500 Index.


Investment Subadvisers--Barrow, Hanley, Mewhinney & Strauss, Inc. ("BHM&S"), (Dallas, Texas) serves as a subadviser to the Fund. Richard A. Englander serves as portfolio manager. Mr.

Englander began his career as a portfolio manager in 1963 and joined BHM&S in 1985. BHM&S follows a value-oriented investment approach which stresses active management through a process of individual stock selection on a bottom-up basis.



T. Rowe Price Associates, Inc., (Baltimore, Maryland) serves as a subadviser to the Fund. Brian C. Rogers, CFA, CIC serves as portfolio manager. Mr. Rogers has over 20 years of experience as a portfolio manager and has been with T. Rowe Price since 1981. T. Rowe Price seeks to achieve the Fund's objective by investing in a broadly diversified basket of securities which display above-market yield and below-market valuation.



Wellington Management Company, LLP, (Boston, Massachusetts) serves as a subadviser to the Fund. Stephen O'Brien, CFA serves as portfolio manager. Mr. O'Brien has 30 years experience as a portfolio manager. He has been with Wellington Management Company since 1982. Wellington Management Company seeks to achieve the Fund's objective by investing in large capitalization companies, which are selling at attractive prices relative to their upside potential.


ASSET ALLOCATION FUND

General Description and Goals--The Asset Allocation Fund seeks long-term growth of capital at a lower level of risk than a portfolio consisting entirely of common stocks. The Fund pursues this objective by allocating assets among stocks, U.S. Treasury securities, and money market instruments in proportions determined by the subadvisers based on projected returns and risks for each asset class.

Investment Strategy--The Asset Allocation Fund is designed to incorporate complementary tactical asset allocation strategies, in which overall exposure to stocks, U.S. Treasury securities, and cash is varied according to perceived changes in relative value among asset classes. These strategies are based on systematic assessments of quantifiable criteria such as long-term expected asset class returns, valuation measures, economic and monetary indicators, and financial market conditions.

The primary responsibility of the Fund's subadvisers is to allocate assets among stocks, U.S. Treasury securities, and cash; the subadvisers do not select individual common stocks. Allocation among asset classes may change dramatically over time, although typically will occur incrementally. The stock allocation is passively managed in a portfolio designed to approximate the performance of the S&P 500 Index; the Treasury allocation may be actively or passively managed; and the money market allocation is actively managed. Stock and Treasury exposure may be obtained or modified by using futures contracts.

Investment Risks--The Fund is subject to the general risks associated with stock market investing, as well as to interest rate risk.

Investment Subadvisers--The Fund is managed by multiple subadvisers:


AVATAR Investors Associates Corp. (New York, New York) serves as a subadviser to the Fund. Edward S. Babbitt serves as the Fund's portfolio manager. Mr. Babbitt entered the investment industry in 1970 and joined AVATAR as a portfolio manager in 1980. AVATAR actively allocates assets between stocks and money market instruments. At any given time, 100% of assets may be allocated to stocks or to money market instruments, although shifts more typically occur incrementally.



Mellon Capital Management Corp. (San Francisco, California) serves as a subadviser to the Fund. Thomas B. Hazuka serves as the Fund's portfolio manager. Mr. Hazuka entered the investment industry in 1986 when he joined Mellon as a portfolio manager. Mellon actively allocates assets among common stocks, long-term U.S. Treasury obligations, and money market instruments. At any given time, 100% of assets may be allocated to stocks, to Treasury securities, or to money market instruments, although shifts more typically occur incrementally.


Wilshire Asset Management (Santa Monica, California) serves as a subadviser to the Fund. Thomas D. Stevens serves as the Fund's portfolio manager. Mr. Stevens entered the investment industry in 1980, when he joined Wilshire as a portfolio manager. Wilshire passively manages the stock allocations of AVATAR and Mellon in a portfolio that fully replicates the S&P 500 Index, with small period-to-period variances.

Payden & Rygel Investment Counsel (Los Angeles, California) serves as a subadviser to the Fund. Brian Matthews serves as the Fund's portfolio manager. Mr. Matthews entered the investment industry in 1982 and joined Payden & Rygel in 1985 as a portfolio manager. Payden & Rygel manages the money market instrument allocations of AVATAR and Mellon, as well as cash underlying futures positions.

Since AVATAR does not invest in bonds, the Fund's structure is biased to take advantage of the long-term return potential of stocks. As a result, the Fund may exhibit a level of price volatility and risk of loss more consistent with a common stock portfolio than with a balanced portfolio, especially over the shorter term.

U.S. Treasury Securities Fund--primary investment objective is to offer current income obtainable from active management of intermediate-term U.S. Treasury securities and certain U.S. Government and Agency securities. Capital growth is a secondary objective.

The Fund is designed to offer a rate of return equivalent to intermediate-term U.S. Treasury securities, while minimizing the possibility of default. Returns will reflect both interest income and market price changes in the bonds held by the Fund.

The U.S. Treasury Securities Fund invests primarily in intermediate-term U.S. Treasury securities. In addition, the subadviser is authorized to invest up to 35 percent of the Fund in U.S. Government Agency pass-through mortgage-backed securities. The Fund may also invest in U.S. Treasury note and bond futures contracts to adjust duration exposure in response to anticipated interest rate movements. The combination of fixed-income securities and futures maintains fixed-income exposure comparable to that of a fully invested portfolio position.


The Fund's subadviser, Seix Investment Advisors, Inc., seeks to offer more return than is available in a passively managed intermediate-term U.S. Treasury index by identifying undervalued U.S. Treasury securities, and by allocating assets to, and selecting securities in, the mortgage-backed sector. Christina Seix serves as the Fund's portfolio manager. She founded the firm in 1991.


The Fund should experience the volatility characteristics of an intermediate-duration bond fund.

Money Market Fund--primary investment objective is to obtain the maximum current income, consistent with preservation of capital and liquidity, that is available through investments in specified money market instruments. The Fund seeks to maintain a constant net asset value per share of $1.00. However there is no guarantee that it will be able to do so. The Fund will meet the diversification and quality provisions of Rule 2a-7 under the Investment Company Act of 1940.

The Fund seeks to obtain its investment objective by investing substantially all of its assets in a registered money market mutual fund, the Short-Term Investment Co. Liquid Assets Portfolio, whose investment adviser is AIM Advisers, Inc. The underlying portfolio of the AIM Liquid Assets Fund consists of certificates of deposit of major U.S. banks, prime commercial paper, high quality short-term corporate obligations, and short-term U.S. government and agency securities. The Fund has an average maturity of less than 90 days.

THE INDEX FUNDS

The five Index Funds described below follow an indexed or "passively managed" approach to investing. This means that Barclays selects securities designed to approximate the investment characteristics and performance of a specified benchmark, such as the S&P 500 Index.(1)

---------------
(1)McGraw-Hill, Inc. ("McGraw-Hill") and Wilshire Associates, Inc. ("Wilshire Associates") do not sponsor any portfolios of the Funds, nor are they affiliated in any way with the Funds. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "Standard & Poor's 500(R)" are trademarks of McGraw-Hill. "Wilshire 5000 Equity Index(R)" and "Wilshire 4500 Equity Index(R)" and related marks are trademarks of Wilshire Associates. None of the Funds are sponsored, endorsed, sold, or promoted by these indices or their sponsors and neither the indices nor their sponsors make any representation or warranty, express or implied, regarding the advisability of investing in Funds.

Unlike an actively managed portfolio, an index fund does not rely on a portfolio manager's ability to predict the performance of individual securities. An index fund simply seeks to parallel the performance of its benchmark. Additionally, index funds tend to have lower operating expenses than actively managed funds.


In order to take advantage of the economies of scale offered by a larger pool of assets, each Index Fund is structured as a "feeder" fund. A "feeder" fund seeks to achieve its investment objective by investing its assets in a "Master Portfolio" managed by Barclays. Each Master Portfolio invests substantially all of its assets in securities in accordance with investment objectives, policies, and limitations that are substantially similar to those of the applicable Index Fund. In other words, each Index Fund "feeds" shareholder investments into its corresponding Master Portfolio.


The Broad Market Index Fund's Master Portfolio invests substantially all of its assets in two other Master Portfolios of Barclays. One of these Master Portfolios, in turn, invests substantially all of its assets in a representative sample of stocks comprising the Wilshire 4500 Index. The other Master Portfolio, in turn, invests substantially all of its assets in stocks comprising the S&P 500 Index (together, the "Underlying Portfolios"). The Master Portfolio's assets will be invested in the Underlying Portfolios in proportions adjusted periodically to maintain the capitalization range of the Wilshire 5000 Index.


Because it can be very expensive to buy and sell all of the securities in a target benchmark, the Index Funds, with the exception of the 500 Stock Index Fund, employ "sampling" techniques to approximate benchmark characteristics such as capitalization and industry weight using fewer securities than contained in the benchmark. Therefore, the performance of the Funds versus their respective benchmarks may deviate more than that of Funds investing in all of the securities contained in a benchmark.



The Master Portfolios maintain equity exposure for cash balances by purchasing appropriate futures contracts. Futures contracts are not used for leverage. The Master Portfolios seek to remain fully invested at all times, without significant cash balances.


Each Index Fund investing in a Master Portfolio reserves the right to change the Master Portfolio in which it invests when the Board of Directors believes it is in the best interests of the Fund's shareholders.

The Index Funds offer two classes of shares, Class I and Class II. Information on your eligibility to invest in a particular class can be found under the heading "Shareholder Information: Purchases."

OVERSEAS EQUITY INDEX FUND


General Description and Goal--The Overseas Equity Index Fund seeks long-term growth of capital by investing in common stocks of companies domiciled outside the United States. The goal is to provide a portfolio that approximates the investment characteristics and performance of the Morgan Stanley Capital International Europe, Australia, and Far East Free (EAFE Free) Index.



Investment Strategy--The Overseas Equity Index Fund invests in a Master Portfolio that invests in a sampling of securities contained in the EAFE Free Index.


Investment Risks--The Overseas Equity Index Fund is exposed to the risks of investing in common stocks as well as the additional risks of investing in foreign securities, which can be affected by currency, political, legal, regulatory, and operational factors.

MID/SMALL COMPANY INDEX FUND


General Description and Goal--The Mid/ Small Company Index Fund seeks long-term growth of capital by investing in common stocks of U.S. small- to medium-capitalization companies. The goal is to provide a portfolio that approximates the investment characteristics and performance of the Wilshire 4500 Index.



Investment Strategy--The Mid/Small Company Index Fund invests in a Master Portfolio that invests in a sampling of securities contained in the Wilshire 4500 Index.


Investment Risks--The Fund is exposed to the general risks of stock investing. Additionally, the Wilshire 4500 Index includes smaller-capitalization companies whose stocks tend to have more price volatility than those of larger companies.

BROAD MARKET INDEX FUND


General Description and Goal--The Broad Market Index Fund seeks long-term growth of capital by investing in common stocks of U.S. companies across all capitalization ranges. The goal is to provide a portfolio that approximates the investment characteristics and performance of the Wilshire 5000 Index.



Investment Strategy--The Broad Market Index Fund invests in a Master Portfolio that invests in two other Master Portfolios of Barclays that invest in a sampling of securities contained in the Wilshire 4500 Index and the S&P 500 Index, respectively, in order to approximate the performance of the Wilshire 5000 Index.


Investment Risks--The Broad Market Index Fund is exposed to the general risks of stock investing. Additionally, the Wilshire 5000 Index includes smaller-capitalization companies whose stocks tend to have more price volatility than those of larger companies.

500 STOCK INDEX FUND


General Description and Goal--The 500 Stock Index Fund seeks long-term growth of capital by investing in common stocks of larger-capitalization companies traded on U.S. stock exchanges. The goal is to provide a portfolio that approximates the investment characteristics and performance of the Standard & Poor's 500 Index.



Investment Strategy--The 500 Stock Index Fund invests in a Master Portfolio that seeks to replicate the holdings of the Standard & Poor's 500 Index.


Investment Risks--The 500 Stock Index Fund is exposed to the general risks of stock investing. The Fund is expected to have the same volatility as the U.S. stock market, as measured by the 500 Stock Index.

CORE BOND INDEX FUND

General Description and Goals--The Core Bond Index Fund seeks current income and growth of capital by investing in U.S. government and corporate investment-grade obligations. The goal is to provide a portfolio that approximates the investment characteristics and performance of the Lehman Brothers Government/Corporate Bond Index.


Investment Strategy--The Core Bond Index Fund invests in a Master Portfolio that invests in a sampling of securities contained in the Lehman Brothers Government/Corporate Index.



Investment Risks--The Core Bond Index Fund is exposed to the general risks of investing in bonds. The Fund experiences volatility similar to that of an intermediate-term bond fund. The average maturity of the Fund is expected to range from eight years to twelve years. Market prices of the securities held in the portfolio, including government securities, will fluctuate as interest rates change. Interest rate changes also could affect the duration of bonds held in the portfolio. The Fund is also exposed to credit risk, which is the risk that the issuer of a corporate bond included in the index will default on its obligations. However, the average credit quality of the index is Aaa, which means that the level of such credit risk is very low. Please see p. 16 for a detailed discussion of credit risk.

RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

The following is a description of one or more of the risks that you will face as an investor in the Funds. It is important to keep in mind one of the main axioms of investing: the higher the potential reward, the higher the risk of losing money. The reverse is also generally true: the lower the potential reward, the lower the risk.


I. STOCK MARKET RISK


Market risk is the possibility that stock prices overall will decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Although the U.S. stock market has risen substantially in recent years, this trend is not indicative of the market's overall history.

To illustrate the volatility of the U.S. stock market, the following table shows the best, worst and average total returns for the U.S. stock market over various time periods as measured by the S&P 500 Index.

                    Average Annual U.S. Stock Market Returns

                                  (1926-1999)



                       1 year   5 years   10 years   20 years
                       ------   -------   --------   --------
BEST                        %         %         %          %
WORST

AVERAGE


Keep in mind that the S&P 500 Index tracks mainly large-capitalization stocks. Other groupings of stocks are likely to carry different degrees of volatility. For example, small-capitalization stocks, as a group, have historically exhibited greater short-term volatility than that of the S&P 500 Index. All of the Funds except the Money Market Fund, the U.S. Treasury Securities Fund and the Core Bond Index Fund are subject to some level of stock market risk.

Foreign securities are subject to the same market risks as U.S. securities, such as general economic conditions and company and industry prospects. However, foreign securities involve additional risk of loss due to political, economic, legal, regulatory, operational and currency conversion and pricing factors affecting investment in the securities of foreign businesses or governments. These risk factors may be even more prevalent in emerging markets. Foreign securities are also subject to the risks associated with the value of foreign currencies. A decline in the value of foreign currency vs. the U.S. dollar reduces the dollar value of securities denominated in that currency. The International Fund and the Overseas Equity Index Fund are subject to these risks. The Aggressive Growth, Growth, Growth & Income and Equity Income Funds may invest a limited portion of their respective assets in foreign securities, and would be subject to these risks to the extent of such investment.

II. BOND MARKET RISK

Bonds also experience market risk, which is primarily attributable to changes in interest rates. The general rule is that if INTEREST RATES rise, bond prices will fall. The reverse is also true: if interest rates fall, bond prices will generally rise. These rules apply to government securities as well as to corporate securities.

A bond with a longer MATURITY (or a bond fund with a longer average maturity) will be more volatile than shorter term bonds. The U.S. Treasury Securities Fund and the Core Bond Index Fund are both subject to this risk. Because of their extreme short-term nature, money market instruments carry little market risk.

Bonds and bond funds are also exposed to CREDIT risk, which is the possibility that the issuer of a bond will default on its obligation to pay interest and principal. U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government, have virtually no credit risk. Corporate bonds rated Baa or above, such as some of the bonds held by the Core Bond Index Fund, are generally considered to carry medium credit risk.

Corporate bonds rated below Ba are considered to have significant credit risk.

Of course, bonds with lower credit ratings generally pay a higher level of income to investors.

III. OBJECTIVE/STYLE RISK


All of the Funds are subject, in varying degrees, to objective risk, which is the possibility that returns from a specific type of security in which a Fund invests or the investment style of one or more of a Fund's subadviser, or the investment adviser to the Master Portfolios with respect to the Index Funds will trail the returns of the overall market.


In the past, different types of securities have experienced cycles of outperformance and underperformance in comparison to the market in general. Therefore, if you invest in a fund with a specific objective, such as the Growth Fund, you would be exposed to this risk.

IV. MANAGER RISK

Manager risk is the risk that one of the Funds' subadvisers will do a poor job of selecting securities and thus fail to meet the Fund's objectives. With respect to the Index Funds, there is a risk that Fund performance will deviate from that of the index. As with any mutual fund, there can be no guarantee that a particular Fund will achieve its objective.

INVESTMENT LIMITATIONS
----------------------------------------------------

Each Fund has adopted certain limitations designed to reduce its exposure to specific situations. Some of these limitations are that a Fund will not:

(a) with respect to 75% (100% for the Money Market Fund) of the value of its total assets, purchase the securities of any issuer (except obligations of the United States government and its instrumentalities and securities of other investment companies) if as a result the Fund would hold more than 10% of the outstanding voting securities of the issuer, or more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer;

(b) invest more than 25% of its assets in any one industry (except for the Money Market Fund or to the extent that the applicable benchmark for an Index Fund does not meet this standard);

(c) borrow money except from banks for temporary or emergency purposes, and in no event in excess of 15% of the market value of its total assets.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


The investment adviser to the Vantagepoint Funds is VIA, whose offices are located at 777 North Capitol Street NE, Suite 600, Washington, DC 20002-4240. VIA provides its advisory services pursuant to an investment advisory agreement with the Vantagepoint Funds. VIA is a wholly-owned subsidiary of the ICMA Retirement Corporation (RC), which has been registered as an investment adviser with the U.S. Securities and Exchange Commission since 1983. RC was established as a not-for-profit organization in 1972 to assist state and local governments and their agencies and instrumentalities in the establishment and maintenance of deferred compensation and qualified retirement plans for the employees of such public sector entities. RC's primary advisory client is the ICMA Retirement Trust, which was formed to commingle and invest the assets of the retirement plans administered by RC.



As investment adviser to the Funds, VIA continually monitors the performance of the subadvisers. VIA supervises and directs each Fund's investments. With respect to the Index Funds, VIA selects the Master Portfolios in which each Index Fund invests. [The Funds have received for an exemptive order from the SEC that allows VIA to change

                             THE VANTAGEPOINT FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2000

The Vantagepoint Funds is a no-load, diversified open-end management investment company. The Vantagepoint Funds operates as a "series" investment company, offering thirteen distinct investment portfolios (the "Funds"), each Fund having different investment objectives. This Statement of Additional Information contains additional information about the Funds.

This Statement of Additional Information ("SAI") is not a prospectus. This Statement of Additional Information is incorporated by reference into, and should be read in conjunction with, the Funds' current prospectus, dated May 1, 2000 respectively. A copy of the prospectus may be obtained by writing to the Funds or calling 1-800-669-7400.

The Funds' most recent financial statements are included in the Audited Annual Report which is herein incorporated by reference to this SAI. A copy of this Annual Report must accompany this SAI.

                                TABLE OF CONTENTS

                                                                                                        PAGE
                                                                                                        ----

            Description of the Fund and Its Investments and Risks......................
            Management of The Vantagepoint Funds.......................................
            Control Persons and Principal Holders of Securities........................
            Investment Advisory and Other Services.....................................
            Portfolio Transactions.....................................................
            Capital Stock and Other Securities.........................................
            Purchase, Redemption, and Pricing of Shares................................
            Taxation of the Fund.......................................................
            Calculation of Performance Data............................................
            Legal Counsel, Independent Auditors, & Custodian...........................
            Financial Statements.......................................................


DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

                               GENERAL INFORMATION

The Vantagepoint Funds is a no-load, diversified open-end management investment company organized as a Delaware business trust on July 28, 1998. The Vantagepoint Funds are managed by Vantagepoint Investment Advisers, LLC ("VIA"), which in turn hires and manages subadvisers who are responsible for the day-to-day management and security selections for the Funds. VIA supervises and directs each Fund's investments. With respect to the Index Funds, VIA selects the Master Portfolios in which each Index Fund invests. The Vantagepoint Funds are as follows:




           Actively-Managed Funds:  Aggressive Opportunities Fund
                                    International Fund
                                    Growth Fund
                                    Growth & Income Fund
                                    Equity Income Fund
                                    Asset Allocation Fund
                                    U.S. Treasury Securities Fund
                                    Money Market Fund
           Index Funds:             Overseas Equity Index Fund
                                    Mid/Small Company Index Fund
                                    Broad Market Index Fund
                                    500 Stock Index Fund
                                    Core Bond Index Fund

The following discussion of investment objectives and policies for the Funds supplements the discussion of those objectives and policies that is set forth in the prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

The policies and guidelines set forth below for each Fund have been adopted by the Board of Directors of the Vantagepoint Funds to govern the management and administration of each Fund by VIA. Those designated as fundamental in this Statement of Additional Information and in the prospectus cannot be changed without shareholder approval. Other policies and guidelines described below and in the prospectus may be reviewed and revised at the discretion of the Board of Directors. Each Fund's investment administration is under the supervision of VIA, which is responsible for appointing and monitoring of subadvisers to handle the day-to-day investment of assets assigned to them.

With the exception of the Money Market Fund the assets of each actively-managed Fund are managed by one or more subadvisers. Subadvisers are retained to manage a particular portion of each Fund under the terms of written investment advisory contracts with VIA.

The Money Market Fund is invested in the Short Term Investments Co. Liquid Assets Portfolio, a registered money market mutual fund. The mutual fund's investment adviser is AIM Advisors, Inc.

As explained in the prospectus, and in greater detail on page 5, each Index Fund is structured as a "feeder" fund investing in a "Master Portfolio" which has substantially similar investment objectives and strategies as the applicable Index Fund. The investment adviser for each "Master Portfolio" in which the corresponding Index Fund invests is Barclays Global Fund Advisors ("Barclays").

Each subadviser is selected for its individual investment management expertise and each operates independently of the others. Each subadviser is either registered with the Securities and Exchange Commission (SEC) under the Investment Advisers Act of 1940 or is a Bank, Insurance Company or Trust Company exempt as such from registration. Further information on each Fund's subadviser(s) may be found in the prospectus and this Statement of Additional Information in the description of each Fund and under the heading "Investment Advisory and Other Services".

Each subadviser agrees to exercise complete management discretion over assets of the Fund allocated to its account in a manner consistent with the Fund's investment policies and guidelines and within such further investment limitations and conditions as may be established by VIA.

A formal review and appraisal of each Fund's investment objectives and performance will be conducted periodically by the Board of Directors, and any material changes in the Fund's fundamental investment objectives will be put to a vote of its shareholders. The Funds may engage in one or more securities lending programs conducted by the Funds' custodian or other appropriate entities.

The 500 Stock Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's a division of the McGraw-Hill Companies, Inc. ("S&P"), or by Wilshire Associates Inc. ("Wilshire Associates"). Neither S&P nor Wilshire Associates makes any representation or warranty, express or implied, to the owners of the product or any member of the public regarding the advisability of investing in securities generally or in the product particularly or the ability of the S&P 500 Index, the Wilshire 4500 Index(R) or the Wilshire 5000 Index(R) to track general stock market performance. S&P's and Wilshire Associates' only relationship to the licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and Wilshire Associates and the Wilshire 4500 Index and Wilshire 5000 Index, which are determined, composed and calculated by S&P or Wilshire Associates without regard to the licensee or the product. S&P and Wilshire Associates have no obligation to take the needs of the licensee or the owners of the product into consideration in determining, composing or calculating the S&P 500 Index, the Wilshire 4500 Index or the Wilshire 5000 Index. S&P and Wilshire Associates are not responsible for and have not participated in the determination of the prices and amount of the product or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the product is to be converted into cash. S&P and Wilshire Associates have no obligation or liability in connection with the administration, marketing or trading of the product.

Neither S&P nor Wilshire Associates guarantees the accuracy and/or the completeness of the S&P 500 Index, the Wilshire 4500 Index, the Wilshire 5000 Index or any data included therein and neither S&P nor Wilshire Associates shall have any liability for any errors, omissions, or interruptions therein. S&P and Wilshire Associates make no warranty, express or implied, as to results to be obtained by licensees, owners of the product, or any other person or entity from the use of the S&P 500 Index, Wilshire 4500 Index, Wilshire 5000 Index or any data included therein. S&P and Wilshire Associates make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index, Wilshire 4500 Index, Wilshire 5000 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P or Wilshire Associates have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

                               COMPARATIVE INDEXES

The Funds may, from time to time, use one or more of the unmanaged indexes listed below for purposes of appraising fund performance. This list of indexes is not intended to be all inclusive, and other indexes, benchmarks or peer groups may be used, as deemed appropriate by the Board of Directors.

Standard & Poor's 500 Stock Index ("S&P 500 Index") -- consists of 500 companies representing larger capitalization stocks traded in the U.S.

Standard & Poor's MidCap 400 Index -- consists of 400 medium sized domestic stocks traded in the U.S.

Standard & Poor's/BARRA MidCap Growth Index -- consists of the stocks of the S&P MidCap 400 Index having growth characteristics.

Standard & Poor's/BARRA Value Index -- a subset of the S & P that includes stocks that offer higher than average dividend yields and are considered to be out of the favor with investors.

Wilshire 5000 Equity Index -- consists of all common equity securities domiciled in the U.S. for which daily pricing is available.

Wilshire 4500 Equity Index -- consists of all stocks in the Wilshire 5000 except for those included in the Standard & Poor's 500 Stock Index.

Morgan Stanley Capital International EAFE Index -- consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australia and the Far East.

Morgan Stanley Capital International EAFE Free Index -- "EAFE Free Index" consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australia and the Far East. The EAFE Free Index excludes securities that are not available to U.S. investors.

Lehman Brothers Long-Term Treasury Bond Index -- consists of all Treasury obligations with maturities of 10 years or greater.

Lehman Brothers Government/Corporate Bond Index -- consists of U.S. Treasury, agency, and corporate securities rated BBB or better.

Merrill Lynch 5-7 Year Treasury Index -- consists of all Treasury obligations with maturities between 5 and 7 years.

Russell 2000 Index -- consists of the smallest 2,000 of the 3000 largest U.S. companies based on total market capitalization, representing approximately 7% of the Russell 3000 Index's total market capitalization.

                              ELIGIBLE INVESTMENTS

In addition to the securities and financial instruments described in the prospectus, the Vantagepoint Funds are authorized to invest in the types of securities and financial instruments listed below. Not all Funds will invest in all such securities and/or financial instruments as indicated below.

A. CASH/CASH EQUIVALENTS: Fixed income obligations with maturity less than one year, including short term accounts managed by a custodian institution and shares of money market mutual funds. All funds may also participate in repurchase agreements and reverse repurchase agreements.

B. FINANCIAL FUTURES: A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date. Futures are used to adjust investment exposure and may involve a small investment of cash relative to the magnitude of the risk assumed. Such instruments are considered as the same type of security in which a Fund invests primarily for the purpose of any limitations set forth here or in the prospectus.

OTHER INVESTMENTS:

The funds may invest in certain other instruments as follows:

    i. Rights and Warrants. All funds except the Money Market Fund and the U.S. Treasury Securities Fund.

    ii. Convertible Securities. All funds except the Money Market Fund and the U.S. Treasury Securities Fund.

    iii.Forward contracts. The International Fund and the Overseas Equity Index Fund.

ELIGIBLE PRACTICES: There are no restrictions on subadvisers as to the following:

-  Fund turnover.

-  Realized gains and losses.

These guidelines are not fundamental policies and may be changed by the Funds' Board of Directors without a vote of shareholders.

FUND POLICIES AND INVESTMENT LIMITATIONS

The following policies supplement the Funds' investment limitations set forth in the prospectus. It is the policy of each Fund not to engage in any of the activities or business practices set forth below. Unless it is noted that a particular restriction is not fundamental, these restrictions may not be changed with respect to a particular Fund without the approval of a dollar-weighted majority of the outstanding shares (the term "majority" is used as defined in the Investment Company Act of 1940) of that Fund. A Fund may not:

(1) Issue senior securities, (as defined in the Investment Company Act of 1940) except as permitted by rule, regulation, or order of the S.E.C.;

(2) Engage in the business of underwriting securities issued by others, except to the extent a Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended (this restriction is not fundamental);

(3) Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid (this restriction is not fundamental);

(4) Make loans, except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in (3) above) which are either publicly distributed or customarily purchased by institutional investors, and (ii) by lending its securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the Investment Company Act of 1940 or the rules and regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder and the aggregate value of all securities loaned does not exceed 33 1/3% of the market value of a Fund's net assets;

(5) Pledge, mortgage, or hypothecate its assets, except to secure authorized borrowings as provided in the prospectus (this restriction is not fundamental);

(6) Buy any securities or other property on margin (except as may be needed to enter into futures and options transactions as described in the prospectus and this Statement of Additional Information and for such short-term credits as are necessary for the clearance of transactions), or engage in short sales (unless by virtue of a Fund's ownership of other securities that it has a right to obtain at no added cost and which are equivalent in kind and amount to the securities sold), except as set forth in the prospectus (this restriction is not fundamental);

(7) Purchase or sell puts or calls, or combinations thereof except as provided in the prospectus;

(8) Purchase or sell real estate or real estate limited partnerships (although a Fund may purchase securities secured by real estate interests or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

(9) Invest in the securities of other investment companies, except as may be acquired as part of a merger, consolidation or acquisition of assets approved by a Fund's shareholders or otherwise to the extent permitted by Section 12 of the Investment Company Act of 1940 or by any rule, regulation, opinion or interpretation of the Commission. Notwithstanding this restriction, the Index Funds and the Money Market Fund may enter into arrangements as described in the prospectus and in this Statement of Additional Information. A Fund will invest only in investment companies which have investment objectives and investment policies consistent with those of the Fund making such investment except that a Fund may invest a portion of its assets in a money market fund for cash management purposes (this restriction is not fundamental);

(10) Invest in companies for the purpose of exercising control or management;
and

(11) Invest more than 25% of its assets in any single industry, except for the Money Market Fund and with respect to the Index Funds, to the extent that such industry concentration is a component of a Fund's benchmark index.

The above-mentioned Fund policies and investment limitations are considered at the time investment securities are purchased (with the exception of the restriction on illiquid securities).

                                 THE INDEX FUNDS

Each Index Fund is managed by Barclays using quantitative, structured and passive management techniques. Each such Fund is structured as a "feeder" fund which invests in a Master Portfolio of the Master Investment Portfolio. The "Master Portfolio" invests in securities in accordance with investment objectives, policies, and limitations that are substantially similar to those of the applicable Index Fund (see page 6 for a description of the Master Portfolio's policies).

The Broad Market Index Fund's Master Portfolio invests substantially all of its assets in two other Master Portfolios of Barclays. One of these Master Portfolios, in turn, invests substantially all of its assets in a representative sample of stocks comprising the Wilshire 4500 Index. The other Master Portfolio, in turn, invests substantially all of its assets in stocks comprising the S&P 500 Index (together, the "Underlying Portfolios"). The Master Portfolio's assets will be invested in the Underlying Portfolios in proportions adjusted periodically to maintain the capitalization range of the Wilshire 5000 Index. The Overseas Equity Index Fund's Master Portfolio is the International Index Master Portfolio which seeks to match the total return performance of an international portfolio of common stocks represented by the EAFE Free Index.

The assets of the Vantagepoint Index Funds are invested in these Master Portfolios in proportions that are designed to meet their respective objectives. The Vantagepoint 500 Stock Index Fund invests exclusively in the S&P 500 Index Portfolio. The Vantagepoint Mid/Small Company Index Fund invests exclusively in the Extended Index Portfolio. The Vantagepoint Overseas Equity Index Fund invests exclusively in the International Index Master Portfolio. The Vantagepoint Broad Market Index Fund invests the U.S. Equity Index Fund which, in turn, invests in both Underlying Portfolios in proportions that are designed to approximate the performance of the Wilshire 5000 Index. Finally, the Vantagepoint Core Bond Index Fund invests in a separate Master Portfolio that is designed to track its benchmark index.

The Index Funds employ "passive" management techniques, meaning that each Fund tries to match, as closely as possible, the performance of its benchmark index. Because it would be very expensive to buy and sell all of the stocks (or bonds, as the case may be) in the target index, the Mid / Small Company, the Broad Market, and the Core Bond Index Funds use a "sampling" technique. Using computer programs, each of these Funds selects securities that will recreate its benchmark index in terms of factors such as industry, size, and other characteristics. Therefore, the performance of the Funds versus their respective benchmarks can be expected to deviate more than that of funds investing in all of the securities contained in a benchmark.

FUNDAMENTAL OPERATING POLICIES OF THE MASTER PORTFOLIO

The Master Portfolio is subject to the following fundamental investment limitations which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding voting securities. To obtain approval, a majority of the Master Portfolio's outstanding voting securities means the vote of the lesser of: (1) 67% or more of the voting securities present, if more than 50% of the outstanding voting securities are present or represented, or (2) more than 50% of the outstanding voting shares.

The Master Portfolio may not:

1. invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities may be purchased, without regard to any such limitation. This limitation does not apply to foreign currency transactions including, without limitation, foreign currency contracts.

2. hold more than 10% of the outstanding voting securities of any single issuer. This investment restriction applies only with respect to 75% of its total assets.

3. invest in commodities, except that the Master Portfolio may purchase and sell (i.e., write) options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

4. purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Master Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

5. borrow money, except to the extent permitted under the 1940 Act, provided that the Master Portfolio may borrow up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets. For purposes of this investment restriction, the Master Portfolio's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing to the extent certain segregated accounts are established and maintained by the Master Portfolio.

6. make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Master Portfolio may lend its portfolio securities in an amount not to exceed one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Master Portfolio's Board of Trustees.

7. act as an underwriter of securities of other issuers, except to the extent that the Master Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

8. invest 25% or more of its total assets in the securities of issuers in any particular industry or group of closely related industries except that, in the case of the Master Portfolio, there shall be no limitation with respect to investments in (i) obligations of the U.S. government, its agencies or instrumentalities; or (ii) any industry in which the EAFE Free Index becomes concentrated to the same degree during the same period, the Master Portfolio will be concentrated as specified above only to the extent the percentage of its assets invested in those categories of investments is sufficiently large that 25% or more of its total assets would be invested in a single industry.

9. issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in the Master Portfolio's fundamental policies (3) and (5) may be deemed to give rise to a senior security.

10. purchase securities on margin, but the Master Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

Non-Fundamental Investment Restrictions. The Master Portfolio has adopted the following investment restrictions as non-fundamental policies. These restrictions may be changed without shareholder approval by vote of a majority of the Trustees of MIP, at any time. The Master Portfolio is subject to the following investment restrictions, all of which are non-fundamental policies.

    (1) The Master Portfolio may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the Master Portfolio's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of total voting stock of any one investment company, (ii) 5% of the Master Portfolio's net assets with respect to any one investment company, and (iii) 10% of the Master Portfolio's net assets in the aggregate. Other investment companies in which the Master Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Master Portfolio.

    (2) The Master Portfolio may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

    (3) The Master Portfolio may lend securities from its portfolio to brokers, dealers, and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Master Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.

NON-FUNDAMENTAL OPERATING POLICIES OF THE MASTER PORTFOLIO ("FUND")

The following are the Master Portfolio ("Fund") non-fundamental operating policies which may be changed by the Fund's Board of Directors without shareholder approval.

Unless indicated otherwise below, the Fund may not:

1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission ("SEC") or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3. Invest in illiquid securities if, as a result of such investment, more than 15% (10% with respect to a money fund) of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act.

4. Purchase securities of other investment companies except in compliance with the 1940 Act and applicable state law.

5. Invest all of its assets in the securities of a single open-end investment management company with substantially the same fundamental investment objective, restrictions and policies as the Fund.

6. Engage in futures or options on futures transactions which are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act and, in accordance with Rule 4.5, will use futures or options on futures transactions solely for bona fide hedging transactions (within the meaning of the Commodity Exchange Act), provided, however, that the Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such positions, less the amount by which any such options positions are in the money (within the meaning of the Commodity Exchange
     Act), do not exceed 5% of the Fund's net assets.

7. Borrow money except (1) from banks or (2) through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its total assets.

8. Make any loans other than loans of portfolio securities, except through (1) purchases of debt securities or other debt instruments, or (2) engaging in repurchase agreements.

Non-Fundamental Policy No. 5 does not apply because the Fund seeks to achieve its investment objective by investing substantially all of its assets in the Master Portfolio of MIP.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e. due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

MANAGEMENT OF THE VANTAGEPOINT FUNDS

The Vantagepoint Funds is organized as a Delaware business trust and is governed by a 7-member Board of Directors, one of whom is an "interested" director as that term is defined in the Investment Company Act of 1940. The Directors stand in the position of fiduciaries to the shareholders and, as such, they have a duty of due care and loyalty, and are responsible for protecting the interests of shareholders. The Directors are responsible for the overall supervision of the operations of the Vantagepoint Funds and evaluation of the performance of its investment adviser.

Vantagepoint Investment Advisers, LLC ("VIA") serves as investment adviser to the Funds and employs a supporting staff of management personnel needed to provide the requisite services to the Funds and also furnishes the Funds with necessary office space, furnishings, and equipment. Each Fund pays its share of VIA's net expenses which are allocated among the Funds under procedures approved by the Funds' Board of Directors. In addition, each Fund bears its own direct expenses, such as legal, auditing and custodial fees.

The Officers of the Vantagepoint Funds are also officers of VIA. The Officers of the Funds manage its day-to-day operations and are responsible to the Funds' Board of Directors.

The Vantagepoint Funds and affiliates adhere to an Insider Trading Policy established pursuant to Rule 17j-1 of the Investment Company Act of 1940. The policy is designed to prevent unlawful practices in connection with the purchase and sale of securities by persons associated with the Funds, including officers and employees of VIA.

The names of the Directors and Officers of the Funds and their principal occupations over the last 5 years may be found in the prospectus under the heading "Management of the Vantagepoint Funds".

The Vantagepoint Funds have adopted an Insider Trading Policy that is designed to comply with the requirements of Rule 17j-1 of the Investment Company Act of 1940. This policy permits fund personnel to engage in personal securities transactions subject to certain conditions and limitations. Fund personnel who have access to fund trading information as part of their jobs must obtain prior approval from the Fund's Compliance Officer. The policy is on public file with the Securities and Exchange Commission.

                                  COMPENSATION

Directors and Officers of the Funds do not receive salaries, retirement benefits, deferred compensation or any other form of compensation from the Vantagepoint Funds. Directors are reimbursed for expenses incurred in the exercise of their duties.

As of the date of this Statement of Additional Information, Directors and Officers of the Funds as a group beneficially owned less than 1% of the outstanding shares of the Funds.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The principal shareholder in the Vantagepoint Funds is the ICMA Retirement Trust (the "RT"), a District of Columbia common law trust. The RT was established for the purpose of holding and investing the assets of public sector retirement and deferred compensation plans. The RT owns a majority of the outstanding shares of each Fund and is therefore considered a "control" person for purposes of the Investment Company Act of 1940.

In exercising its rights as a shareholder in the Funds, the RT will seek instructions from its investors, the plan sponsors of the public sector retirement plans invested in the RT (the "employers"), in advance of exercising the RT's voting rights. The RT will vote its shares of the Fund in the same proportion as the instructions that it receives from the employers.

INVESTMENT ADVISORY AND OTHER SERVICES

VIA is a wholly-owned subsidiary of, and is controlled by the ICMA Retirement Corporation ("RC"), a retirement plan administrator and investment adviser whose principal investment advisory client is the RT. RC was established as a not-for-profit organization in 1972 to assist state and local governments and their agencies and instrumentalities in the establishment and maintenance of deferred compensation and qualified retirement plans for the employees of such public sector entities. These plans are established and maintained in accordance with Sections 457 and 401, respectively, of the Internal Revenue Code of 1986, as amended. RC has been registered as an investment adviser with the U.S. Securities and Exchange Commission since 1983.

RC is governed by a 10-member Board of Directors approved by the Executive Committee of the International City/County Management Association, the organization that founded RC. RC is a non-stock corporation.

VIA is a Delaware limited liability company, and is registered as an investment adviser with the Securities and Exchange Commission.

VIA provides investment advisory services to each of the Vantagepoint Funds pursuant to a Master Advisory Agreement (the "Advisory Agreement"). The advisory services include Fund design, establishment of Fund investment objectives and strategies, selection and management of subadvisers, and performance monitoring. VIA supervises and directs the Funds' investments. Additionally, VIA selects the Master Portfolios in which the Index Funds invest. VIA furnishes periodic reports to the Funds' Board of Directors regarding the investment strategy and performance of each Fund.

Pursuant to the Advisory Agreement, the Vantagepoint Funds compensate VIA for these services by paying VIA an annual advisory fee assessed against daily average net assets under management in each Fund as follows:

                                             ADVISORY FEE
                                             ------------
                     All Funds except
                     the Index Funds           0.10%

                     Index Funds               0.05%

VIA received the following investment advisory fees for the fiscal period ended December 31, 1999:



------------------------------------------------------------------------------
                                              Amount Received
------------------------------------------------------------------------------
Aggressive Opportunity                        $
------------------------------------------------------------------------------
International
------------------------------------------------------------------------------
Growth
------------------------------------------------------------------------------
Growth & Income
------------------------------------------------------------------------------
Equity Income
------------------------------------------------------------------------------
Asset Allocation
------------------------------------------------------------------------------
U.S. Treasury Securities
------------------------------------------------------------------------------
Money Market*
------------------------------------------------------------------------------
Overseas Equity Index
------------------------------------------------------------------------------
Mid/Small Company Index
------------------------------------------------------------------------------
Broad Market Index
------------------------------------------------------------------------------
500 Stock Index
------------------------------------------------------------------------------
Core Bond Index
------------------------------------------------------------------------------



* Fee waivers for the Money Market Fund were via or its broker-dealer affiliate, ICMA-RC Services LLC, provides all distribution and marketing services for the Funds. VIA or its transfer agent affiliate, Vantagepoint Transfer Agents, LLC. ("VTA"), also provides certain administrative shareholder support services for the Vantagepoint Funds related to the retirement plans investing in the Funds. VIA or VTA, as the case may be, also provides Fund administration services, such as preparation of shareholder reports and proxies, shareholder recordkeeping and processing of orders.


VIA or VTA receives asset-based compensation for these administrative services on an annual basis as follows:

                                   FEE FOR               FEE FOR
                              INVESTOR SERVICES       FUND SERVICES
                              -----------------       -------------

         All Funds except
         the Index Funds           0.20%                  0.15%

         Index Funds
         Class I                   0.15%                  0.15%
         -------
         Class II                  0.05%                  0.05%
         --------

VIA or VTA received the following fees for administrative services for the fiscal period ended December 31, 1999:


-------------------------------------------------------------------------------
                                              Amount Received
-------------------------------------------------------------------------------
Aggressive Opportunity                        $
-------------------------------------------------------------------------------
International
-------------------------------------------------------------------------------
Growth
-------------------------------------------------------------------------------
Growth & Income
-------------------------------------------------------------------------------
Equity Income
-------------------------------------------------------------------------------
Asset Allocation
-------------------------------------------------------------------------------
U.S. Treasury Securities
-------------------------------------------------------------------------------
Money Market
-------------------------------------------------------------------------------
Overseas Equity Index
-------------------------------------------------------------------------------
Mid/Small Company Index
-------------------------------------------------------------------------------
Broad Market Index
-------------------------------------------------------------------------------
500 Stock Index
-------------------------------------------------------------------------------
Core Bond Index
-------------------------------------------------------------------------------


The advisory fee, the fee for investor services, and the fee for Fund services are deducted from the applicable Fund's assets, and their effect is factored into any quoted share price or investment return for that Fund.

The day-to-day management of each Fund rests with one or more subadvisers hired by the Funds with the assistance of VIA. The responsibility for overseeing subadvisers rests with VIA's Investment Division, headed by Senior Vice President John Tobey, reporting directly to Girard Miller, CFA , President of VIA. The following tables identify each subadviser and indicate the annual subadvisory fee that is paid out of the assets of each Fund. The fee is assessed against average daily net assets under management. The fee schedules that have been negotiated with each subadvisers and the fees paid for the fiscal period ended December 31, 1999 are set forth below.

AGGRESSIVE OPPORTUNITIES FUND


                                                                          AMOUNT PAID FOR
                                               ASSETS                     PERIOD ENDED
             SUBADVISER                        MANAGED             FEE    DEC. 31, 1999
-----------------------------------   ------------------------   -------  -------------
First Pacific Advisers, Inc.          First $100 million         0.80%
                                      Over $100 million          0.75%

MFS Institutional Advisors, Inc.      Flat fee                   0.75%

TCW Funds Management, Inc.            First $100 Million         0.73%
                                      Next  $100 Million         0.69%
                                      Over  $200 Million         0.67%

INTERNATIONAL FUND

Subadviser
----------

Capital Guardian Trust Company        First $25 Million          0.75%*
                                      Next  $25 Million          0.60%
                                      Next  $200 Million         0.43%
                                      Next  $250 Million         0.38%
                                      *Minimum Fee of $337,500
                                      Payable to Capital
                                      Guardian

Lazard Asset Management               First $100 million         0.50%
                                      Over  $100 million         0.40%

Rowe Price-Fleming, International,

Inc.                                  First $20 Million          0.75%
                                      Next  $30 Million          0.60%
                                      Over  $50 Million          0.50%
                                      After $200 Million         0.50%*
                                      *On all assets managed
                                      by Rowe Price-Fleming

GROWTH FUND

Subadviser
---------

TCW Funds Management, Inc.            First $25 million          0.70%
                                      Next  $25 million          0.50%
                                      Next  $50 million          0.45%
                                      Next  $400 million         0.40%
                                      Over  $500 million         0.35%

William Blair & Company, LLC          First $150 million         0.50%
                                      Next  $150 million         0.45%
                                      Over  $300 million         0.40%

Tukman Capital Management, Inc.       Flat fee                   0.50%

Barclays Global Fund Advisors         First $500 million         0.04%
                                      Next  $500 million         0.02%
                                      Over  $1 billion           0.01%

Fidelity Management Trust Company     Flat fee**                 0.38%

Brown Capital Management, Inc.        First $50 million          0.45%
                                      Next  $50 million          0.40%
                                      Next  $100 million         0.30%
                                      Next  $300 million         0.25%
                                      Over  $500 million         0.20%
                                      ** From 1/1/2000 to
                                      12/31/2000 the annual
                                      fee will be .45 of 1%.
                                      Beginning on 1/1/2001
                                      the annual fee will be
                                      .80 of 1% on the first
                                      $25 million and .60% of
                                      1% on assets over $25
                                      million.

GROWTH & INCOME FUND

                                                                         AMOUNT PAID FOR
                                              ASSETS                     PERIOD ENDED
               SUBADVISER                     MANAGED              FEE   DEC. 31, 1999
--------------------------------------- -----------------       -------- -------------
Capital Guardian Trust Company          First $25 million       0.55%*
                                        Next  $25 million       0.40%
                                        Over  $50 million       0.23%
                                        * Minimum fee of
                                        $167,500 payable to
                                        Capital Guardian

Putnam Investments Management, Inc.     First $15 million       0.55%
                                        Next  $35 million       0.40%
                                        Next  $50 million       0.30%
                                        Over  $100 million      0.25%

EQUITY INCOME FUND

Subadviser
----------

Wellington Management Company, LLP      First $50 million       0.40%
                                        Next  $100 million      0.30%
                                        Over  $200 million      0.25%

Barrow, Hanley, Mewhinney & Strauss,
Inc.                                    First $10 million       0.75%
                                        Next  $15 million       0.50%
                                        Next  $175 million      0.25%
                                        Next  $600 million      0.20%
                                        Next  $200 million      0.15%
                                        Over  $1 billion        0.13%

T. Rowe Price Associates, Inc.          First $500 million      0.40%
                                        Over  $500 million      0.375%

Wellington Management Company, LLP      to be inserted

ASSET ALLOCATION FUND

Subadviser
----------

AVATAR Investors Associates Corp.       First $250 million      0.25%
                                        Next  $250 million      0.20%
                                        Over  $500 million      0.18%

Mellon Capital Management               First $200 million      0.38%
                                        Over  $200 million      0.20%

Wilshire Asset Management               First $100 million      0.04%
                                        Next  $400 million      0.02%
                                        Over  $500 million      0.01%

Payden & Rygel Investment Counsel       First $200 million      0.10%
                                        Next  $100 million      0.09%
                                        Over  $300 million      0.08%

U.S. TREASURY SECURITIES FUND

Subadviser
----------

Seix Investment Advisors, Inc.          First $25 million       0.17%
                                        Next  $50 million       0.12%
                                        Next  $25 million       0.07%

MONEY MARKET FUND

AIM Advisors, Inc.                                              0.08%

INDEX FUNDS (BARCLAYS)

                                                 ADVISORY AND
                                                ADMINISTRATIVE
                                                     FEES**
                                                --------------

Broad Market Index Fund                              0.08%

500 Stock Index Fund                                 0.05%

Core Bond Index Fund                                 0.08%

Mid/Small Company Index                              0.10%

Overseas Equity Index                   Investment advisory fees of
                                        0.15% of the first $1 billion
                                        of assets 0.10% of assets
                                        in excess of $1 billion;
                                        and administrative fees of
                                        .10% on the first $1 billion
                                        of assets and .07% on assets in
                                        excess of $1 billion.

**Barclays is entitled to receive monthly fees at the annual rate of 0.01% of the average daily net assets of the Master Portfolio, 0.08% of the average daily net assets of the Extended Index Portfolio and 0.05% of the average daily net assets of the S&P 500 Index Portfolio as compensation for its advisory services. The Master Portfolio bears its pro rata share of the advisory fees of the Underlying Portfolios. Based on these fee levels and the expected allocation of assets between the two Underlying Portfolios, the advisory fees payable to Barclays by the Master Portfolio on a combined basis will be approximately 0.07% of the average daily net assets of the Master Portfolio. From time to time, Barclays may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

Information on the advisory services provided by each subadviser and services provided by Barclays for each Fund can be found in the prospectus, under the heading "Investment Policies, Investment Objectives, Principal Investment Strategies, and Related Risks".

PORTFOLIO TRANSACTIONS OF THE FUNDS

VIA maintains a commission recapture program with certain brokers for the Aggressive Opportunities Fund, the International Fund, the Growth Fund, the Growth and Income Fund, and the Equity Income Fund. Under that program, a percentage of commissions generated by the portfolio transactions for those Funds is rebated to the Funds by the brokers and used to reduce the operating expenses of those Funds. The following amount represents the amount of these transactions and commissions paid for the fiscal period ended December 31, 1999:

The advisory agreements with each subadviser authorize the subadviser to select the brokers or dealers who will execute the purchases or sales of securities for each Fund. The agreements direct the subadvisers to use best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Funds.

In placing Fund transactions, each subadviser will use its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain most favorable execution.

In choosing brokers, the subadvisers may take into account, in addition to commission cost and execution capabilities, the financial stability and reputation of the brokers and the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided by such brokers. The subadviser is authorized to pay brokers who provide such brokerage or research services a commission for executing a transaction which is in excess of the commission another broker would have charged for that transaction if the subadviser determines that such commission is reasonable in relation to the value of the brokerage and research services provided to the subadviser by the broker.

With respect to the Index Funds, Barclays assumes general supervision over placing orders on behalf of the Master Portfolio for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of Barclays and in a manner deemed fair and reasonable to interestholders. In executing portfolio transactions and selecting brokers or dealers, Barclays seeks to obtain the best overall terms available for the Master Portfolio. In assessing the best overall terms available for any transaction, Barclays considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The primary consideration is prompt execution of orders at the most favorable net price. Certain of the brokers or dealers with whom the Master Portfolio may transact business offer commission rebates to the Master Portfolio. Barclays considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by Barclays based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates over 100% are likely to result in comparatively greater brokerage expenses.

One or more of the subadvisers may aggregate sale and purchase orders from the Funds with similar orders made simultaneously for other clients of the subadviser. The subadviser will do so when, in its judgment, such aggregation will result in overall economic benefit to the Fund, taking into consideration the advantageous selling or purchase price, brokerage commission, and other expenses.

If an aggregate order is executed in parts at different prices, or two or more separate orders for two or more of a subadviser's clients are entered at approximately the same time on any day are executed at different prices, the subadviser has discretion, subject to its fiduciary duty to all its clients, to use an average price at which such securities were purchased or sold for each of the clients for whom such orders were executed.

The Vantagepoint Funds participate in a securities lending program under which the Funds' custodians is authorized to lend Fund securities to qualified institutional investors under contracts calling for collateral in U.S. Government securities or cash in excess of the market value of the securities loaned. The Vantagepoint Funds receive dividends and interest on the loaned securities. Lending fees received in the Vantagepoint Funds account are used to reduce overall custodial expenses in the Funds from which the loaned securities originated.

CAPITAL STOCK AND OTHER SECURITIES

The Vantagepoint Funds is an open-end diversified management investment company organized as a Delaware business trust. As an open-end company, the Vantagepoint Funds continually offers shares to the public. With the exception of the Index Funds, each Fund offers a single class of shares.

The Index Funds offer two classes of shares, Class I and Class II. Class I shares are open to IRA and other individual accounts and each public sector employee benefit plan that invests indirectly in the Funds through the ICMA Retirement Trust containing assets of less than $40 million. Class II shares are open (i) to qualifying public sector employee benefit plans that invest directly in the Funds and have qualifying assets in excess of $125 million and (ii) public sector employee benefit plans that invest indirectly in the Funds through the ICMA Retirement Trust and have qualifying assets in excess of $40 million so invested. Other plans with average account balances or other features that are expected to afford the Index Funds with certain economies of scale in servicing employee benefit plan participant accounts, may also qualify for Class II shares.

PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASES

Reference is made to the prospectus under the heading "Purchases, Exchanges and Redemptions".

The Funds reserve the right in their sole discretion (i) to suspend the offering of their shares or (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of a particular Fund or Funds.

REDEMPTIONS

Reference is made to the prospectus under the heading "Purchases, Exchanges and Redemptions". The Funds may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed or trading on the exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Funds to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

Certain redemption requests must include a signature guarantee

A signature guarantee is designed to protect you against fraud and may be required by The Vantagepoint Funds at the discretion of its management. A redemption request must be made in writing and must include a signature guarantee if any of the following situations would apply:

*    The account registration has changed within the past 30 days;

* The check is being mailed to an address other than the one listed on the account (record address);

*    The check is being made payable to someone other than the account owner;

* The redemption proceeds are being transferred to an account with a different registration;

*    Proceeds are to be wired to a bank account that was not pre-designated;

* Any other transaction reasonably determined by the Funds to require a signature guarantee.

A signature guarantee may be obtained from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. Please note: a notary public cannot provide a signature guarantee, and a notarized redemption request is not sufficient.

The Funds have made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in an amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the Commission. Redemptions in excess of the above limits may be paid, in whole or in part, in investment securities or in cash, as the Directors may deem advisable; however, payment will be made wholly in cash unless the Directors believe that economic or market conditions exist which would make a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Prospectus under "Pricing and Timing of Transactions" and a redeeming shareholder would normally incur brokerage expenses if he or she converted these securities to cash.

TAXATION OF THE FUND

The Vantagepoint Funds intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which would cause the income and capital gains of the Trust to "pass through" to the shareholders for federal income and capital gains tax purposes. Failure to qualify for Subchapter M status could result in federal income and capital gains taxes being assessed at the Fund level, which would reduce Fund returns correspondingly.

CALCULATION OF PERFORMANCE DATA

For purposes of quoting and comparing the performance of a Fund (other than the Money Market Fund) to that of other mutual funds and to other relevant market indexes in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return. Under the rules of the Securities and Exchange Commission ("SEC Rules"), Funds advertising performance must include total return quotes calculated according to the following formula:

                                  P(1+T)(M)= ERV

         Where:      P =            a hypothetical initial payment of $1,000;

                     T =            average annual total return;
                     n =            number of years (1, 5 or 10); and

                     ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of the 1, 5 or 10 year periods, at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods or a shorter period dating from the effectiveness of the Registration Statement of the Funds. In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at net asset value as described in the Trust's Prospectus on the reinvestment dates during the period. Total return, or 'T' in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

In addition to the total return quotations discussed above, a Fund also may advertise its yield based on a thirty-day (or one month) period ended on the date of the most recent balance sheet included in the Trust's Registration Statement, computed by dividing the net investment income per share of the Fund earned during the period by the maximum offering price per Fund share on the last day of the period, according to the following formula:

                           YIELD = 2(a-b + 1) (6)- 1
                                     ---
                                      cd


         Where:      a = dividends and interest earned during the period;

                     b = expenses accrued for the period (net of
                         reimbursements);

                     c = the average daily number of shares outstanding
                         during the period that were entitled to receive dividends; and

                     d = the maximum offering price per share on the last
                         day of the period.

Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (i) computing the yield to maturity of each obligation held by the "a" Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (ii) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation that is in a Fund's portfolio (assuming a month of thirty days), and
(iii) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the thirty-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund's portfolio. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

The Money Market Fund's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Money Market Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365 divided by 7.

The Money Market Fund's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as the current yield) the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Money Market Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

Communications which refer to the use of a Fund as a potential investment for employee benefit plans or Individual Retirement Accounts may quote a total return based upon compounding of dividends on which it is presumed no Federal tax applies.

In assessing such comparison of yields, an investor should keep in mind that the composition of the investments in the reported averages may not be identical to the formula used by the Fund to calculate its yield. In addition, there can be no assurance that any Fund will continue its performance as compared to such other averages.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS
Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum is disclosed. Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is (a) below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES
Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax advisor. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION
The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE, the Federal Reserve Bank of New York, the NASDAQ, the Chicago Mercantile Exchange ("CME"), the CBOT, or any other exchange, as appropriate, is closed (other than customary weekend or holiday closings), or trading on the NYSE, the NASDAQ, the CME, the CBOT, or any other exchange, as appropriate, is restricted; (ii) for any period during which an emergency exists so that sales of a Fund's investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of a Fund's investors.

                 LEGAL COUNSEL INDEPENDENT AUDITORS & CUSTODIAN.


     Morgan, Lewis & Bockius, Washington, D.C. serves as legal counsel to The Vantagepoint Funds. Baltimore, MD, serves as independent auditors. Investors Bank & Trust, Boston, MA serves as custodian.


FINANCIAL STATEMENTS

    The Funds' financial statements for the fiscal year ended December 31, 1999, including notes thereto and the report of __________________________ are incorporated by reference into this SAI. A copy of the Funds' Annual Report to Shareholders (the "Annual Report") must accompany the delivery of this Statement of Additional Information.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

(b) Exhibits

(a) Agreement and Declaration of Trust of The Vantagepoint Funds (the "Registrant" or the "Trust") incorporated herein by reference to Exhibit (a) of Pre-Effective Amendment No. 1 to this Registration Statement, filed on December 22, 1998.

(b) By-Laws of Registrant incorporated herein by reference to Exhibit (b) of Pre-Effective Amendment No. 1 to this Registration Statement filed, on December 22, 1998.

(c)      Not applicable.

(d)(1) Master Investment Advisory Agreement between Registrant and Vantagepoint Investment Advisors, LLC incorporated herein by reference to Exhibit (d)(i) of Pre-Effective Amendment No. 3 to this Registration Statement, filed on February 26, 1999.

(d)(2) Form of Sub-Advisory Agreement incorporated herein by reference to Exhibit (d)(ii) of Pre-Effective Amendment No. 3 to this Registration Statement, filed on February 26, 1999.

(e) Distribution Agreement between the Registrant and ICMA RC Services LLC incorporated herein by reference to Exhibit (e) of Pre-Effective Amendment No. 3 to this Registration Statement, filed on February 26, 1999.

(f)      Not applicable.


(g) Custody Agreement between Registrant and Investors Bank & Trust to be filed by amendment.


(h)      Transfer Agency Agreement to be filed by amendment.

(i)      Legal Opinion of Morgan, Lewis & Bockius LLP to be filed by amendment.

(j)      Consent of Independent Public Accountants to be filed by amendment.

(k)      Not applicable.

(l) Purchase Agreement incorporated herein by reference to Exhibit (l) of Pre-Effective Amendment No. 3 to this Registration Statement filed on February 26, 1999.

(n)      Not applicable.

(o) Rule 18f-3 Plan is incorporated by reference to Exhibit (o) of Pre-Effective Amendment No. 3 to this Registration Statement, filed on February 26, 1999.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not applicable.

ITEM 25. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a Director, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


VIA, the investment adviser for the Funds, is wholly owned by the ICMA Retirement Corporation, which is itself a registered investment adviser. The ICMA Retirement Corporation also provides plan administration services to public sector Section 401 qualified retirement plans and public sector Section 457 deferred compensation plans. Girard Miller is President, Chief Executive Officer and an ex-officio member of the Board of Directors of the ICMA Retirement Corporation. Mr. Miller is president of the Fund's principal investment adviser, VIA. Mr. Miller also serves as President of the ICMA Retirement Trust, a principal shareholder in the Vantagepoint Funds. Mr. Miller serves as President, Chief Executive Officer, and Supervisory Principal of ICMA-RC Services, LLC, a wholly-owned broker-dealer subsidiary of the ICMA Retirement Corporation.


Robin L. Wiessman is a member of the Board of Directors of the ICMA Retirement Corporation.

ITEM 27. PRINCIPAL UNDERWRITER

ICMA-RC Services LLC ("RC Services") serves as distributor and principal underwriter. RC Services does not serve as distributor to any other investment company.

Names and Principal                 Positions and Offices              Positions and Offices
Business Address                    with Underwriter                   with Fund
-------------------                 ---------------------              ---------------------
Girard Miller                       President                          President
Paul Breault                        Treasurer                          Treasurer
Paul Gallagher                      Secretary                          Secretary

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts and other documentation required by Section 31(a) of the Investment Company Act of 1940 and the Rules under that Section will be maintained in the physical possession of Registrant, the Registrant's transfer agent, VTA, which has a place of business at 777 North Capital Street, NE, Ste. 600, Washington, DC 20002, and the Registrant's custodian(s).

ITEM 29. MANAGEMENT SERVICES

Reference is made to the discussion in this Statement of Additional Information regarding the ICMA Retirement Corporation, ICMA-RC Services, LLC, and Vantagepoint Transfer Agents, LCC, under the heading "Investment Advisory and Other Services."

ITEM 30. UNDERTAKINGS

         None

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 3 to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, the District of Columbia on the 28th day of February, 2000.


                                        THE VANTAGEPOINT FUNDS

                                                       *
                                        -------------------------------------
                                        Eddie Moore, Chairman of the Board


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been duly signed below by the following persons in the capacities and on the date indicated.

         Signatures                                  Title
         ----------                                  -----

              *                                      President               February 28, 2000
--------------------------------------
Girard Miller

              *                                      Treasurer               February 28, 2000
--------------------------------------
Paul Breault

              *                                      Trustee                 February 28, 2000
--------------------------------------
George Bissell

              *                                      Trustee                 February 28, 2000
---------------------------------------
Robert A. Bowman

              *                                      Trustee                 February 28, 2000
--------------------------------------
N. Anthony  Calhoun

              *                                      Trustee                 February 28, 2000
--------------------------------------
Arthur Lynch

              *                                      Trustee                 February 28, 2000
--------------------------------------
Eddie Moore

*By /s/ Paul F. Gallagher
   -------------------------------
      Paul F. Gallagher
      Attorney-in-Fact


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant of The Vantagepoint Funds has duly caused this Post-Effective Amendment No. 3 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Little Rock, State of Arkansas on the 25th day of February, 2000.

                                MASTER INVESTMENT PORTFOLIO
                                BOND INDEX MASTER PORTFOLIO
                                EXTENDED INDEX MASTER PORTFOLIO
                                INTERNATIONAL INDEX MASTER PORTFOLIO
                                S&P 500 INDEX MASTER PORTFOLIO
                                U.S. EQUITY INDEX MASTER PORTFOLIO

                                By   /s/ Richard H. Blank, Jr.
                                   -------------------------------------
                                         Richard H. Blank, Jr.
                                         Secretary and Treasurer
                                         (Principal Financial Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

         Signatures                       Title                                Date
         ----------                       -----                                ----

/s/ Richard H. Blank, Jr.                 Secretary and Treasurer              February 25, 2000
--------------------------------          (Principal Financial Officer)
Richard H. Blank, Jr.


              *                           Trustee                              February 25, 2000
--------------------------------
Jack S. Euphrat*


              *                           Chairman, President                  February 25, 2000
--------------------------------          (Principal Executive Officer),
R. Greg Feltus*                           and Trustee


              *                           Trustee                              February 25, 2000
--------------------------------
W. Rodney Hughes*


              *                           Trustee                              February 25, 2000
--------------------------------
Lee Soong


* Richard H. Blank, Jr. signs this document pursuant to powers of attorney as previously filed.

                               *By  /s/ Richard H. Blank, Jr.
                                   -----------------------
                                        Richard H. Blank, Jr.
                                        Attorney-in-Fact

                               POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Marco E. Adelfio, Richard H. Blank, Jr., R. Greg Feltus and Robert M. Kurucza, and each of them, his true and lawful attorney-in-fact and agent (each, an "Attorney-in Fact") with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, (i) to execute the Registration Statement of each of Barclays Global Investors Funds, Inc. and Master Investment Portfolio and any investment company whose fund(s) invest in a Master Portfolio of Master Investment Portfolio (each, a "Company"), and any or all amendments (including post-effective amendments) thereto and to file the same, with any and all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission and any state securities commissions or authorities, and (ii) to execute any and all federal or state regulatory filings, including all applications with regulatory authorities, state charter or organizational documents and any amendments or supplements thereto, to be executed by, on behalf of, or for the benefit of, a Company. The undersigned hereby grants to each Attorney-in-Fact full power and authority to do and perform each and every act and thing contemplated above, as fully and to all intents and purposes as he might or could do in person, and hereby ratifies and confirms all that said Attorney-in-Fact may lawfully do or cause to be done by virtue hereof.

Dated: February 17, 2000                  /s/ Leo Soong
                                          -----------------
                                          Leo Soong

                                  EXHIBIT INDEX

(a) Agreement and Declaration of Trust of the Vantagepoint Funds (the "Registrant" or the "Trust") incorporated herein by reference to Exhibit (a) of Pre-Effective Amendment No. 1 to this Registration Statement, filed on December 22, 1998.

(b) By-Laws of Registrant incorporated herein by reference to Exhibit (b) of Pre-Effective Amendment No. 1 to this Registration Statement filed, on December 22, 1998.

(c)      Not applicable.

(d)(1) Master Investment Advisory Agreement between Registrant and Vantagepoint Investment Advisors, LLC incorporated herein by reference to Exhibit (d)(i) of Pre-Effective Amendment No. 3 to this Registration Statement, filed on February 26, 1999.

(d)(2) Form of Sub-Advisory Agreement incorporated herein by reference to Exhibit (d)(ii) of Pre-Effective Amendment No. 3 to this Registration Statement, filed on February 26, 1999.

(e) Distribution Agreement between the Registrant and ICMA RC Services LLC incorporated herein by reference to Exhibit (e) of Pre-Effective Amendment No. 3 to this Registration Statement, filed on February 26, 1999.

(f)      Not applicable.


(g) Custody Agreement between Registrant and Investors Bank & Trust to be filed by amendment.


(h)      Transfer Agency Agreement to be filed by amendment.

(i)      Legal Opinion of Morgan, Lewis & Bockius LLP to be filed by amendment.

(j)      Consent of Independent Public Accountants to be filed by amendment.

(k)      Not applicable.

(l) Purchase Agreement incorporated herein by reference to Exhibit (l) of Pre-Effective Amendment No. 3 to this Registration Statement filed on February 26, 1999.

(n)      Not applicable.

(o) Rule 18f-3 Plan is incorporated by reference to Exhibit (o) of Pre-Effective Amendment No. 3 to this Registration Statement, filed on February 26, 1999.